American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Value ETF (AVES)
November 30, 2025

Avantis Emerging Markets Value ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.7%
Brazil — 4.5%
Allos SA	41,057	217,828
Automob Participacoes SA(1)	6,822	16,103
Banco ABC Brasil SA, Preference Shares	34,900	159,532
Banco Bradesco SA	309,300	974,050
Banco Bradesco SA, ADR	775,468	2,869,232
Banco do Brasil SA	734,100	3,098,490
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	51,400	141,166
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,000	3,711
Braskem SA, Class A, ADR(1)	560	1,618
Brava Energia(1)	243,480	615,787
C&A Modas SA	102,100	341,236
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	14,700	19,333
Cia Siderurgica Nacional SA, ADR(1)(2)	334,131	527,927
Cury Construtora e Incorporadora SA	118,100	853,362
Dexco SA	16,700	16,582
EcoRodovias Infraestrutura e Logistica SA	154,900	316,889
Empreendimentos Pague Menos SA	60,508	66,880
Engie Brasil Energia SA	14,280	82,718
Even Construtora e Incorporadora SA	30,200	46,563
Fras-Le SA	21,900	102,898
Gerdau SA, ADR	304,455	1,096,038
Grupo Multi SA(1)	50,300	12,627
Grupo SBF SA	81,400	225,084
Guararapes Confeccoes SA	31,731	66,935
Hidrovias do Brasil SA(1)	232,234	170,548
Inter & Co., Inc., Class A	60,399	549,027
Iochpe Maxion SA	85,200	162,967
IRB-Brasil Resseguros SA(1)	73,116	687,622
Jalles Machado SA(1)	37,700	20,835
JBS NV, BDR(1)	106,800	1,566,431
Kepler Weber SA	5,400	9,853
Klabin SA	284,900	945,246
Localiza Rent a Car SA	105	892
Lojas Renner SA	190,290	565,753
Mahle Metal Leve SA	31,200	192,945
Marisa Lojas SA(1)	42,058	8,037
MBRF Global Foods Co. SA	285,900	1,041,224
Motiva Infraestrutura de Mobilidade SA	137,500	415,757
Moura Dubeux Engenharia SA	17,300	95,610
Movida Participacoes SA	96,800	214,533
Oceanpact Servicos Maritimos SA(1)	49,000	69,491
Pagseguro Digital Ltd., Class A	16,173	169,493
PBG SA(1)	10,300	6,368
Pet Center Comercio e Participacoes SA(1)	165,700	136,276
Petroleo Brasileiro SA - Petrobras, ADR	51,546	646,387
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	66,151	786,535
Petroreconcavo SA	106,600	213,086
Plano & Plano Desenvolvimento Imobiliario SA	8,600	26,229
Positivo Tecnologia SA	70,300	56,500

PRIO SA(1)	117,400	828,509
Raizen SA, Preference Shares(1)	83,800	13,187
Romi SA	12,012	18,610
Sao Martinho SA	107,200	281,764
Ser Educacional SA	23,600	42,312
Suzano SA, ADR(2)	121,541	1,087,792
SYN prop e tech SA	11,300	11,008
Taurus Armas SA, Preference Shares	18,920	16,305
TIM SA, ADR	47,425	1,113,539
Trisul SA	16,100	26,663
Tupy SA	3,700	8,678
Unipar Carbocloro SA, Class B Preference Shares	1,260	14,427
Vale SA, ADR	609,120	7,681,003
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,100	18,058
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	296,300	215,376
Vibra Energia SA	597,568	2,789,774
Wilson Sons SA	75,100	263,378
XP, Inc., Class A	161,508	3,183,323
		38,243,940
Chile — 0.8%
Banco de Chile	9,182,956	1,741,257
Banco de Credito e Inversiones SA	10,794	618,069
Banco Itau Chile SA	7,822	149,592
Banco Santander Chile, ADR	6,100	182,573
Cencosud Shopping SA	2,217	5,735
Colbun SA	2,621,447	404,269
Embotelladora Andina SA, Class B Preference Shares	95,655	433,868
Empresa Nacional de Telecomunicaciones SA	40,926	207,015
Empresas CMPC SA	125,863	176,283
Empresas Copec SA	31,820	226,454
Falabella SA	68,291	443,084
Parque Arauco SA	55,119	177,208
Ripley Corp. SA	140,653	68,307
Salfacorp SA	21,953	27,074
Sociedad Quimica y Minera de Chile SA, ADR(1)	34,197	2,199,551
		7,060,339
China — 25.9%
AAC Technologies Holdings, Inc.	828,000	3,918,139
Acotec Scientific Holdings Ltd.(1)	15,000	23,847
Agile Group Holdings Ltd.(1)	24,000	1,222
A-Living Smart City Services Co. Ltd.	825,750	255,057
Aluminum Corp. of China Ltd., H Shares	3,076,000	4,160,419
ANE Cayman, Inc.	9,000	13,367
Anhui Expressway Co. Ltd., H Shares(2)	134,000	238,223
ANTA Sports Products Ltd.	560,800	6,143,247
Anton Oilfield Services Group	2,636,000	298,506
Autohome, Inc., ADR	9	214
BAIC Motor Corp. Ltd., H Shares(1)	1,511,000	420,177
Bairong, Inc.(1)	117,000	136,277
Bank of Chongqing Co. Ltd., H Shares	463,500	493,743
Bank of Zhengzhou Co. Ltd., Class H	919,000	139,425
Beijing Jingneng Clean Energy Co. Ltd., H Shares	936,000	286,350
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	11,000	12,579
Binjiang Service Group Co. Ltd.	6,000	18,601

BOC Aviation Ltd.	121,200	1,105,892
BOE Varitronix Ltd.(2)	396,000	247,655
Bosideng International Holdings Ltd.	4,354,000	2,779,195
BYD Electronic International Co. Ltd.(2)	763,000	3,267,561
C&D Property Management Group Co. Ltd.	32,919	11,357
Cango, Inc., Class A(1)(2)	45,860	68,790
Central China New Life Ltd.(1)	116,000	12,830
Chervon Holdings Ltd.	136,300	331,423
China Automotive Systems, Inc.(1)	4,064	16,703
China BlueChemical Ltd., H Shares	174,000	54,463
China Bohai Bank Co. Ltd., H Shares(1)	193,500	24,133
China Chunlai Education Group Co. Ltd.	83,000	46,665
China CITIC Bank Corp. Ltd., H Shares	3,821,000	3,524,396
China Coal Energy Co. Ltd., H Shares	1,399,000	1,890,288
China Communications Services Corp. Ltd., H Shares	1,440,000	902,159
China Conch Venture Holdings Ltd.	146,500	192,396
China Datang Corp. Renewable Power Co. Ltd., H Shares	2,598,000	758,230
China Daye Non-Ferrous Metals Mining Ltd.(1)	6,098,000	72,884
China East Education Holdings Ltd.(1)	793,500	645,224
China Education Group Holdings Ltd.(2)	1,469,949	529,652
China Everbright Bank Co. Ltd., H Shares(2)	2,128,000	1,039,715
China Everbright Environment Group Ltd.	58,000	37,442
China Everbright Greentech Ltd.	40,000	4,839
China Feihe Ltd.	2,077,000	1,106,485
China Foods Ltd.	580,000	298,420
China Galaxy Securities Co. Ltd., H Shares	2,443,000	3,206,996
China Glass Holdings Ltd.(1)(2)	88,000	6,568
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	66,000	13,424
China Hongqiao Group Ltd.	2,201,500	8,775,044
China International Capital Corp. Ltd., H Shares	1,212,400	2,952,496
China Kepei Education Group Ltd.	104,000	19,406
China Lesso Group Holdings Ltd.	382,000	218,370
China Longyuan Power Group Corp. Ltd., H Shares	2,610,000	2,310,368
China Meidong Auto Holdings Ltd.	572,000	114,744
China Minsheng Banking Corp. Ltd., H Shares	1,560,000	872,758
China National Building Material Co. Ltd., H Shares	3,794,718	2,554,857
China New Higher Education Group Ltd.(1)	792,029	113,113
China Nonferrous Mining Corp. Ltd.(2)	1,764,000	3,401,146
China Oriental Group Co. Ltd.	4,000	665
China Pacific Insurance Group Co. Ltd., H Shares	1,594,600	6,349,099
China Petroleum & Chemical Corp., Class H	264,000	149,810
China Power International Development Ltd.(2)	2,914,000	1,285,337
China Railway Group Ltd., H Shares	3,010,000	1,513,900
China Resources Beverage Holdings Co. Ltd.(2)	322,000	430,843
China Resources Building Materials Technology Holdings Ltd.	1,352,000	281,991
China Resources Land Ltd.	1,322,000	5,147,350
China Resources Medical Holdings Co. Ltd.(2)	210,500	88,820
China Resources Power Holdings Co. Ltd.	1,628,000	3,890,671
China Risun Group Ltd.(2)	56,000	15,977
China Sanjiang Fine Chemicals Co. Ltd.(1)	16,000	5,535
China Taiping Insurance Holdings Co. Ltd.	1,727,200	3,869,769
China Tower Corp. Ltd., H Shares	3,235,800	5,122,686
China Traditional Chinese Medicine Holdings Co. Ltd.	1,340,000	401,560
China XLX Fertiliser Ltd.	948,000	1,020,167

China Yongda Automobiles Services Holdings Ltd.(2)	1,520,500	340,565
China Youran Dairy Group Ltd.(1)	1,770,000	992,671
Chow Tai Fook Jewellery Group Ltd.(2)	258,600	455,207
CIMC Enric Holdings Ltd.	304,000	312,113
CITIC Ltd.	2,137,000	3,349,960
CMOC Group Ltd., H Shares	2,124,000	4,433,304
COFCO Joycome Foods Ltd.(1)(2)	1,456,000	309,127
Concord New Energy Group Ltd.	2,930,000	122,375
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	762,500	1,298,111
COSCO SHIPPING Ports Ltd.	521,519	375,558
CSPC Pharmaceutical Group Ltd.	1,502,000	1,532,904
CSSC Hong Kong Shipping Co. Ltd.(2)	1,416,000	378,602
Damai Entertainment Holdings Ltd.(1)(2)	14,490,000	1,665,077
Dongfeng Motor Group Co. Ltd., Class H(1)(2)	756,000	896,240
Dongyue Group Ltd.	349,000	489,479
Edvantage Group Holdings Ltd.	18,652	3,551
Ever Sunshine Services Group Ltd.	550,000	127,373
Excellence Commercial Property & Facilities Management Group Ltd.	96,000	11,472
FIH Mobile Ltd.(1)	378,200	924,182
FinVolution Group, ADR	99,341	495,712
Fosun International Ltd.	220,000	137,549
Fu Shou Yuan International Group Ltd.(2)	992,000	372,380
Fufeng Group Ltd.	1,932,000	1,994,500
GDS Holdings Ltd., Class A(1)(2)	1,400	5,962
Geely Automobile Holdings Ltd.	1,772,000	3,873,180
Gemdale Properties & Investment Corp. Ltd.(1)(2)	490,000	11,532
Goodbaby International Holdings Ltd.	757,000	113,275
Grand Pharmaceutical Group Ltd.(2)	524,000	554,064
Greentown China Holdings Ltd.(2)	1,083,500	1,238,738
Greentown Management Holdings Co. Ltd.(2)	675,000	260,193
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	164,000	13,319
Guoquan Food Shanghai Co. Ltd.	290,000	137,995
Haichang Ocean Park Holdings Ltd.(1)(2)	1,975,000	177,534
Haitian International Holdings Ltd.	226,000	634,722
Harbin Electric Co. Ltd., H Shares	708,000	1,298,238
Hengan International Group Co. Ltd.	571,000	2,063,326
Hisense Home Appliances Group Co. Ltd., H Shares	113,000	370,147
Hua Hong Semiconductor Ltd.(1)(2)	2,000	19,272
Huaneng Power International, Inc., H Shares	2,836,000	2,265,101
iDreamSky Technology Holdings Ltd.(1)	587,600	49,852
Inkeverse Group Ltd.(1)	1,694,000	218,274
iQIYI, Inc., ADR(1)(2)	486,677	1,065,823
JD Health International, Inc.(1)	579,850	4,587,344
JD Logistics, Inc.(1)	1,629,300	2,560,253
JD.com, Inc., ADR	91,965	2,743,316
Jiayin Group, Inc., ADR	6,793	48,434
Jinxin Fertility Group Ltd.(1)(2)	9,000	2,771
Jiumaojiu International Holdings Ltd.(2)	1,252,000	287,037
JNBY Design Ltd.	269,000	683,094
Kinetic Development Group Ltd.	3,022,000	613,864
Kingboard Holdings Ltd.	649,000	2,174,176
Kingboard Laminates Holdings Ltd.	38,000	55,549
Kingsoft Corp. Ltd.	705,200	2,606,416
Kuaishou Technology	953,900	8,373,737
Launch Tech Co. Ltd., Class H(2)	55,500	57,495

Lee & Man Paper Manufacturing Ltd.	353,000	142,222
Li Ning Co. Ltd.	644,000	1,443,396
Lingbao Gold Group Co. Ltd., Class H(2)	634,000	1,339,967
Linklogis, Inc., Class B	37,500	11,547
Longfor Group Holdings Ltd.(2)	1,574,688	1,975,180
Lonking Holdings Ltd.	2,397,000	907,179
Lufax Holding Ltd., ADR(1)	14,642	36,605
LVGEM China Real Estate Investment Co. Ltd.(1)	142,000	6,972
Maoyan Entertainment(2)	1,200	1,068
Midea Real Estate Holding Ltd.(1)(2)	390,600	225,168
MMG Ltd.(1)	5,085,600	4,541,612
NetDragon Websoft Holdings Ltd.	1,000	1,460
New China Life Insurance Co. Ltd., H Shares	826,600	4,942,788
Newborn Town, Inc.(1)	318,000	387,601
Nexteer Automotive Group Ltd.	1,271,000	963,669
Nine Dragons Paper Holdings Ltd.(1)	2,289,000	1,850,078
Noah Holdings Ltd., ADR	2,563	26,040
Onewo, Inc., Class H	43,700	113,737
Orient Overseas International Ltd.(2)	75,500	1,226,931
People's Insurance Co. Group of China Ltd., H Shares	4,879,000	4,430,907
Perennial Energy Holdings Ltd.(1)	130,000	18,397
Persistence Resources Group Ltd.	530,000	90,644
PICC Property & Casualty Co. Ltd., H Shares	2,876,000	6,541,396
Ping An Healthcare & Technology Co. Ltd.(2)	749,200	1,421,457
Poly Property Services Co. Ltd., Class H	231,000	1,042,936
Postal Savings Bank of China Co. Ltd., H Shares	78,000	55,183
Powerlong Commercial Management Holdings Ltd.(1)	20,500	6,402
Q Technology Group Co. Ltd.	728,000	859,613
Qfin Holdings, Inc., ADR	75,572	1,475,921
Radiance Holdings Group Co. Ltd.(1)(2)	659,000	189,971
Scholar Education Group(2)	151,000	48,571
Seazen Group Ltd.(1)	860,000	236,787
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	9,200	6,564
Shanghai Chicmax Cosmetic Co. Ltd.	42,700	478,728
Shanghai Industrial Holdings Ltd.	51,000	100,278
Shenzhen Expressway Corp. Ltd., H Shares	44,000	41,958
Shenzhen International Holdings Ltd.	214,420	237,858
Shimao Services Holdings Ltd.(1)	2,000	167
Shougang Fushan Resources Group Ltd.	2,275,000	851,235
Shui On Land Ltd.	901,000	83,509
Sichuan Expressway Co. Ltd., Class H	154,000	106,877
Sino-Ocean Group Holding Ltd.(1)(2)	3,000	42
Sinopec Engineering Group Co. Ltd., H Shares	170,000	160,677
Sinopharm Group Co. Ltd., H Shares	23,600	60,876
Sinotruk Hong Kong Ltd.	248,500	864,726
Skyworth Group Ltd.(1)(2)	393,457	202,531
SOHO China Ltd.(1)	419,500	28,599
South Manganese Investment Ltd.(1)	910,000	49,298
SSY Group Ltd.(2)	556,000	219,503
Sun Art Retail Group Ltd.	2,360,500	488,955
Sun King Technology Group Ltd.(1)	154,000	42,650
Sunac Services Holdings Ltd.(2)	1,889,000	372,243
Sunshine Insurance Group Co. Ltd.	688,500	320,656
Sunshine Lake Pharma Co. Ltd.(1)(2)	118	705
Tianli International Holdings Ltd.(2)	1,041,000	325,111

Tingyi Cayman Islands Holding Corp.	1,478,000	2,268,657
Tongda Group Holdings Ltd.(1)	3,800	2,220
Topsports International Holdings Ltd.	2,636,000	1,167,530
Tsaker New Energy Tech Co. Ltd.	56,500	6,110
Tsingtao Brewery Co. Ltd., H Shares	66,000	446,452
Uni-President China Holdings Ltd.	149,000	158,485
Vipshop Holdings Ltd., ADR	267,556	5,254,800
Viva Biotech Holdings(1)	9,000	2,276
Vnet Group, Inc., ADR(1)(2)	1,416	12,659
Want Want China Holdings Ltd.	3,993,000	2,393,161
Weibo Corp., ADR(2)	92,547	919,917
Weichai Power Co. Ltd., H Shares	294,000	730,317
West China Cement Ltd.(2)	2,946,000	1,151,686
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	240,000	24,437
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	47,000	12,473
Xinyi Energy Holdings Ltd.	2,018,325	306,578
XJ International Holdings Co. Ltd.(1)	922,000	20,622
Xtep International Holdings Ltd.	1,664,186	1,203,657
Yankuang Energy Group Co. Ltd., H Shares	2,000	2,614
Yihai International Holding Ltd.(2)	484,000	773,301
Yixin Group Ltd.	1,790,000	559,106
Yuexiu Property Co. Ltd.(2)	601,000	349,260
Yuexiu Services Group Ltd.	18,500	5,997
Yuexiu Transport Infrastructure Ltd.	734,000	414,397
Yum China Holdings, Inc.	24,782	1,193,005
Zengame Technology Holding Ltd.	142,000	41,795
Zhaojin Mining Industry Co. Ltd., H Shares	1,428,000	5,353,804
Zhejiang Expressway Co. Ltd., H Shares	44,760	43,442
Zhejiang Leapmotor Technology Co. Ltd.(1)	119,600	818,192
Zhongsheng Group Holdings Ltd.	60,000	90,586
Zhou Hei Ya International Holdings Co. Ltd.	870,500	189,286
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	3,600	3,361
ZTO Express Cayman, Inc., ADR(2)	133,826	2,763,507
		220,132,546
Greece — 0.9%
Aegean Airlines SA	9,756	162,472
Alpha Bank SA	150,640	615,023
Eurobank Ergasias Services & Holdings SA, Class A	402,430	1,593,939
GEK TERNA SA	6,137	176,990
Hellenic Telecommunications Organization SA	3,023	60,083
HELLENiQ ENERGY Holdings SA	26,170	251,101
LAMDA Development SA(1)	12,980	105,457
Motor Oil Hellas Corinth Refineries SA	14,051	463,322
National Bank of Greece SA	112,546	1,763,571
Optima bank SA	23,874	213,303
Piraeus Financial Holdings SA(1)	205,359	1,685,796
Titan SA	5,692	300,452
		7,391,509
Hong Kong — 0.0%
China South City Holdings Ltd.(1)(2)	854,000	8,803
China Sunshine Paper Holdings Co. Ltd.(1)	186,000	40,158
EVA Precision Industrial Holdings Ltd.	54,000	6,746
Jinchuan Group International Resources Co. Ltd.(1)(2)	49,000	2,014
Shanghai Industrial Urban Development Group Ltd.(1)	240,000	10,199
Shinsun Holdings Group Co. Ltd.(1)	137,000	176
		68,096

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	4,135	36,631
OTP Bank Nyrt	28,992	3,017,842
		3,054,473
India — 19.6%
5Paisa Capital Ltd.(1)	3,763	14,130
Aadhar Housing Finance Ltd.(1)	9,480	51,087
Aarti Industries Ltd.	46,403	198,851
Aarti Pharmalabs Ltd.	5,749	45,259
Accelya Solutions India Ltd.	954	13,857
Action Construction Equipment Ltd.	9,391	104,556
Adani Ports & Special Economic Zone Ltd.	114,382	1,946,014
Adani Power Ltd.(1)	468,815	775,090
Aditya Birla Capital Ltd.(1)	101,920	409,363
Aditya Birla Sun Life Asset Management Co. Ltd.	30,896	254,991
AGI Greenpac Ltd.	14,938	128,277
AGI Infra Ltd.	16,205	49,200
AGS Transact Technologies Ltd.(1)	24,586	1,286
Ajanta Pharma Ltd.	7,940	227,738
Allcargo Global Ltd.(1)	37,584	9,021
Allcargo Logistics Ltd.(1)	37,584	5,466
Allcargo Terminals Ltd.(1)	9,396	2,909
Amara Raja Energy & Mobility Ltd.	41,686	444,816
Amber Enterprises India Ltd.(1)	8,779	706,905
Ambika Cotton Mills Ltd.	311	4,441
Anant Raj Ltd.	33,112	214,258
Andhra Sugars Ltd.	4,689	4,048
Angel One Ltd.	22,937	695,377
Apar Industries Ltd.	7,554	776,499
APL Apollo Tubes Ltd.	10,245	197,351
Apollo Hospitals Enterprise Ltd.	1,240	101,903
Apollo Tyres Ltd.	128,266	738,556
Aptech Ltd.	2,186	2,565
Aptus Value Housing Finance India Ltd.	75,532	236,637
Archean Chemical Industries Ltd.	29,536	169,503
Arvind Fashions Ltd.	11,545	65,293
Arvind Ltd.	70,690	279,988
Asahi India Glass Ltd.	3,006	34,401
Ashok Leyland Ltd.	496,800	881,192
Ashoka Buildcon Ltd.(1)	31,206	62,321
Aster DM Healthcare Ltd.	27,211	202,912
Astra Microwave Products Ltd.	7,929	82,836
Aurobindo Pharma Ltd.	62,517	859,452
Avadh Sugar & Energy Ltd.	1,300	5,537
Avanti Feeds Ltd.	12,346	112,462
Axis Bank Ltd., GDR	16,746	1,211,207
Bajaj Auto Ltd.	7,508	763,343
Bajaj Consumer Care Ltd.(1)	11,479	34,370
Bajaj Finance Ltd.	223,378	2,600,521
Bajaj Finserv Ltd.	4,134	97,077
Bajaj Hindusthan Sugar Ltd.(1)	393,023	90,631
Bajel Projects Ltd.(1)	4,771	9,521
Balaji Amines Ltd.	2,247	29,008
Balkrishna Industries Ltd.	22,603	585,086
Balrampur Chini Mills Ltd.	40,732	204,388

Banco Products India Ltd.	10,766	82,103
Bandhan Bank Ltd.	390,427	658,192
Bank of Baroda	285,035	926,290
BASF India Ltd.	1,729	80,432
Bata India Ltd.	17,876	200,060
Bayer CropScience Ltd.	4,553	237,469
BEML Ltd.	8,104	166,240
Best Agrolife Ltd.	2,513	11,301
Bhansali Engineering Polymers Ltd.	3,804	3,922
Bharat Electronics Ltd.	675,918	3,124,537
Bharat Forge Ltd.	37,460	602,762
Bharat Heavy Electricals Ltd.	161,556	527,117
Bharat Petroleum Corp. Ltd.	610,125	2,457,435
Birla Corp. Ltd.	4,926	61,826
BirlaNu Ltd.	251	4,762
Birlasoft Ltd.	20,238	86,315
Blue Dart Express Ltd.	1,633	104,589
Bluspring Enterprises Ltd.(1)	11,914	9,607
Bombay Burmah Trading Co.	10,853	223,114
Bombay Dyeing & Manufacturing Co. Ltd.	65,785	106,386
Borosil Renewables Ltd.(1)	3,660	23,888
Brigade Enterprises Ltd.	23,579	236,569
Brightcom Group Ltd.(1)	813,426	118,432
BSE Ltd.	64,938	2,116,707
Butterfly Gandhimathi Appliances Ltd.(1)	68	537
Can Fin Homes Ltd.	37,412	371,518
Canara Bank	217,430	369,668
Cantabil Retail India Ltd.	16,237	45,313
Capacit'e Infraprojects Ltd.(1)	16,187	50,309
Caplin Point Laboratories Ltd.	145	3,110
Castrol India Ltd.	193,676	417,431
CCL Products India Ltd.	7,880	89,189
Ceat Ltd.	15,420	663,868
Cemindia Projects Ltd.	51,929	489,045
Century Enka Ltd.	2,034	10,728
Cera Sanitaryware Ltd.	575	35,686
Chalet Hotels Ltd.	2,277	22,596
Chambal Fertilisers & Chemicals Ltd.	115,968	572,506
Chennai Petroleum Corp. Ltd.	28,167	289,125
Cholamandalam Investment & Finance Co. Ltd.	135,858	2,646,854
CIE Automotive India Ltd.	265	1,223
Cipla Ltd.	11,659	199,901
City Union Bank Ltd.	189,908	576,921
CMS Info Systems Ltd.	47,109	187,294
Coal India Ltd.	551,995	2,327,227
Cochin Shipyard Ltd.	22,331	417,523
Cohance Lifesciences Ltd.(1)	12,009	75,779
Confidence Petroleum India Ltd.	23,445	10,022
Coromandel International Ltd.	60,983	1,628,413
Cosmo First Ltd.	2,175	17,718
Craftsman Automation Ltd.	4,452	350,150
CreditAccess Grameen Ltd.(1)	20,459	306,620
Credo Brands Marketing Ltd.	9,928	11,150
CSB Bank Ltd.(1)	23,056	106,391
Cyient Ltd.	26,619	335,779

Dalmia Bharat Ltd.	517	11,645
Dalmia Bharat Refractories Ltd.(1)	37	4
Dalmia Bharat Sugar & Industries Ltd.	1,821	6,309
DCB Bank Ltd.	55,257	113,834
DCM Shriram Ltd.	10,064	137,045
DCW Ltd.	60,041	41,475
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	229,475
Deepak Nitrite Ltd.	5,896	103,001
Dhampur Bio Organics Ltd.	1,877	1,607
Dhampur Sugar Mills Ltd.(1)	12,479	17,686
Digitide Solutions Ltd.(1)	11,914	18,946
Dilip Buildcon Ltd.	20,482	109,554
Dwarikesh Sugar Industries Ltd.	12,008	5,518
eClerx Services Ltd.	5,833	297,215
Edelweiss Financial Services Ltd.	102,601	126,912
Eicher Motors Ltd.	6,288	496,855
EID Parry India Ltd.(1)	52,624	607,793
Elecon Engineering Co. Ltd.	14,376	81,445
Emami Ltd.	38,383	228,180
Endurance Technologies Ltd.	2,695	79,967
Engineers India Ltd.	44,338	97,957
Epack Durable Ltd.(1)	31,277	95,107
Epigral Ltd.	4,773	80,831
EPL Ltd.	83,278	190,470
Equitas Small Finance Bank Ltd.(1)	96,941	69,661
Escorts Kubota Ltd.	4,030	172,406
Ester Industries Ltd.	4,313	5,280
Eveready Industries India Ltd.	21,670	81,353
Everest Industries Ltd.	1,179	6,958
Everest Kanto Cylinder Ltd.	25,349	34,225
Excel Industries Ltd.	459	4,896
Exide Industries Ltd.	12,458	52,352
Federal Bank Ltd.	444,923	1,286,688
Filatex India Ltd.	92,883	55,822
Fine Organic Industries Ltd.	1,918	94,968
Finolex Industries Ltd.	46,631	93,474
Five-Star Business Finance Ltd.	62,668	415,526
Force Motors Ltd.	2,646	528,307
G R Infraprojects Ltd.	1,800	21,715
Gabriel India Ltd.	19,239	221,994
Galaxy Surfactants Ltd.	679	15,403
Garden Reach Shipbuilders & Engineers Ltd.	4,895	153,425
Gateway Distriparks Ltd.	19,801	13,055
Geojit Financial Services Ltd.	52,137	43,192
GHCL Ltd.	23,945	154,403
GHCL Textiles Ltd.	13,434	11,458
GIC Housing Finance Ltd.	10,437	20,004
Glenmark Pharmaceuticals Ltd.	45,061	982,192
Global Health Ltd.	16,312	227,797
Globus Spirits Ltd.	4,244	50,621
Godawari Power & Ispat Ltd.	156,836	414,300
Godrej Agrovet Ltd.	20,225	134,763
Gokaldas Exports Ltd.(1)	14,545	151,816
Gokul Agro Resources Ltd.(1)	53,356	124,589
Granules India Ltd.	34,246	213,427

Grasim Industries Ltd.	39,614	1,215,869
Great Eastern Shipping Co. Ltd.	51,791	642,389
Greenpanel Industries Ltd.	3,008	8,417
Greenply Industries Ltd.	16,723	52,876
Gufic Biosciences Ltd.	5,829	23,237
Gujarat Alkalies & Chemicals Ltd.	3,982	23,639
Gujarat Ambuja Exports Ltd.	28,756	35,624
Gujarat Mineral Development Corp. Ltd.	13,196	79,797
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,371	225,389
Gujarat Pipavav Port Ltd.	102,692	205,530
Gujarat State Fertilizers & Chemicals Ltd.	81,386	168,473
Gulf Oil Lubricants India Ltd.	7,317	96,951
Hathway Cable & Datacom Ltd.(1)	169,968	24,934
HBL Engineering Ltd.	17,551	174,340
HCL Technologies Ltd.	241,175	4,394,594
HDFC Asset Management Co. Ltd.	49,810	1,491,170
HealthCare Global Enterprises Ltd.(1)	9,740	79,517
Heritage Foods Ltd.	15,708	85,079
Hero MotoCorp Ltd.	27,299	1,888,928
HG Infra Engineering Ltd.	7,303	70,966
Himadri Speciality Chemical Ltd., ADR	55,687	273,240
Hindalco Industries Ltd.	333,544	3,027,883
Hinduja Global Solutions Ltd.(1)	845	4,580
Hindustan Aeronautics Ltd.	19,006	967,808
Hindustan Copper Ltd.	38,304	140,551
Hindustan Petroleum Corp. Ltd.	380,185	1,949,989
Hindware Home Innovation Ltd.(1)	2,624	9,642
HI-Tech Pipes Ltd.	26,581	30,073
I G Petrochemicals Ltd.	1,051	4,586
ICICI Bank Ltd.	16,313	254,032
IIFL Capital Services Ltd.	99,811	360,045
IIFL Finance Ltd.(1)	158,533	1,029,312
India Glycols Ltd.	16,556	202,517
IndiaMart InterMesh Ltd.	11,484	297,275
Indian Bank	40,248	392,326
Indian Energy Exchange Ltd.	63,666	99,479
Indian Metals & Ferro Alloys Ltd.	1,190	17,994
Indian Oil Corp. Ltd.	855,452	1,551,511
Indian Renewable Energy Development Agency Ltd.(1)	22,551	36,186
Indus Towers Ltd.(1)	452,460	2,035,612
IndusInd Bank Ltd.(1)	2,827	27,211
INOX India Ltd.	4,147	54,471
Intellect Design Arena Ltd.	15,447	192,739
IOL Chemicals & Pharmaceuticals Ltd.	16,345	16,530
IRCON International Ltd.	44,986	81,463
J Kumar Infraprojects Ltd.	15,616	102,589
Jai Balaji Industries Ltd.(1)	42,560	32,821
Jaiprakash Power Ventures Ltd.(1)	285,099	60,072
Jammu & Kashmir Bank Ltd.	244,848	293,886
Jamna Auto Industries Ltd.	114,313	146,866
Jana Small Finance Bank Ltd.(1)	9,150	46,524
Jayaswal NECO Industries Ltd.(1)	33,883	27,179
Jindal Poly Films Ltd.	1,238	7,215
Jindal Saw Ltd.	81,100	148,014
Jindal Stainless Ltd.	116,995	1,012,202

Jindal Steel Ltd.	175,926	2,060,483
JK Cement Ltd.	8,590	554,635
JK Lakshmi Cement Ltd.	15,916	135,254
JK Paper Ltd.	25,694	105,934
JK Tyre & Industries Ltd.	78,669	394,303
JM Financial Ltd.	235,243	383,191
Johnson Controls-Hitachi Air Conditioning India Ltd.	385	6,959
JSW Energy Ltd.	90,926	498,302
JSW Steel Ltd.	137,289	1,787,105
Jubilant Ingrevia Ltd.	15,747	124,946
Jubilant Pharmova Ltd.	14,710	179,683
Kajaria Ceramics Ltd.	39,103	467,959
Kalpataru Projects International Ltd.	26,004	350,071
Karnataka Bank Ltd.	108,179	257,225
Karur Vysya Bank Ltd.	249,381	692,905
Kaveri Seed Co. Ltd.	12,778	142,438
KCP Ltd.	12,788	26,271
KEC International Ltd.	34,010	261,115
Kirloskar Brothers Ltd.	6,089	115,529
Kirloskar Ferrous Industries Ltd.	14,319	79,329
Kirloskar Oil Engines Ltd.	17,266	218,142
KNR Constructions Ltd.	17,237	30,936
Kolte-Patil Developers Ltd.(1)	2,489	10,544
Kotak Mahindra Bank Ltd.	277,514	6,609,335
KPI Green Energy Ltd.	23,238	112,519
KPIT Technologies Ltd.	7,670	105,182
KPR Mill Ltd.	4,523	54,937
KRBL Ltd.	4,023	18,417
Krsnaa Diagnostics Ltd.	3,390	30,773
L&T Finance Ltd.	211,252	739,982
Larsen & Toubro Ltd.	117,232	5,344,573
Laurus Labs Ltd.	29,514	340,968
Laxmi Organic Industries Ltd.	17,824	36,367
LG Balakrishnan & Bros Ltd.	4,162	91,340
LIC Housing Finance Ltd.	166,801	1,027,178
LT Foods Ltd.	39,856	182,801
LUX Industries Ltd.	271	3,628
Maharashtra Seamless Ltd.	24,985	164,771
Mahindra & Mahindra Financial Services Ltd.	98,147	409,011
Mahindra & Mahindra Ltd.	102,801	4,327,869
Mahindra Logistics Ltd.	10,289	37,524
Maithan Alloys Ltd.	648	6,961
Manali Petrochemicals Ltd.	13,942	10,188
Manappuram Finance Ltd.	402,856	1,283,644
Marksans Pharma Ltd.	83,831	176,951
Maruti Suzuki India Ltd.	35,744	6,371,378
MAS Financial Services Ltd.	5,661	19,602
Matrimony.com Ltd.	3,231	17,680
Mazagon Dock Shipbuilders Ltd.	5,066	152,193
Medplus Health Services Ltd.(1)	4,549	41,261
Meghmani Organics Ltd.(1)	23,240	17,794
Minda Corp. Ltd.	26,484	172,848
MOIL Ltd.	8,159	31,004
Motherson Sumi Wiring India Ltd.	70,026	35,880
Motilal Oswal Financial Services Ltd.	48,784	524,699

Mphasis Ltd.	16,726	527,645
MRF Ltd.	466	795,466
Mrs Bectors Food Specialities Ltd.	1,317	19,184
MSTC Ltd.	897	4,953
Multi Commodity Exchange of India Ltd.	7,292	824,398
Muthoot Finance Ltd.	56,066	2,351,189
Muthoot Microfin Ltd.(1)	9,966	21,720
Narayana Hrudayalaya Ltd.	17,172	374,267
Natco Pharma Ltd.	12,871	126,636
National Aluminium Co. Ltd.	276,735	807,151
National Fertilizers Ltd.	11,767	11,243
Nava Ltd.	47,256	276,505
Navin Fluorine International Ltd.	15,634	1,004,404
NCC Ltd.	152,198	292,889
NESCO Ltd.	3,101	44,634
Neuland Laboratories Ltd.	1,328	257,099
NIIT Learning Systems Ltd.	6,430	28,686
Nippon Life India Asset Management Ltd.	53,044	520,736
NLC India Ltd.	23,997	65,460
NMDC Ltd.	1,035,997	859,120
NOCIL Ltd.	16,332	31,286
NTPC Ltd.	779,505	2,854,265
Nuvama Wealth Management Ltd.	9,312	778,167
Oil & Natural Gas Corp. Ltd.	846,240	2,308,766
Oil India Ltd.	137,056	635,098
Olectra Greentech Ltd.	470	6,596
Onesource Specialty Pharma Ltd.(1)	7,814	134,232
Optiemus Infracom Ltd.(1)	2,901	18,392
Oracle Financial Services Software Ltd.	5,461	497,372
Orient Cement Ltd.	10,916	20,308
Orient Electric Ltd.	13,287	28,958
Orient Green Power Co. Ltd.(1)	230,963	33,210
Panama Petrochem Ltd.	7,332	24,270
Paradeep Phosphates Ltd.	277,238	493,705
Paradeep Phosphates Ltd.	33,494	59,385
PCBL Chemical Ltd.	73,480	268,108
Pearl Global Industries Ltd.	3,411	65,003
Pennar Industries Ltd.(1)	25,863	66,814
Persistent Systems Ltd.	12,534	894,298
Petronet LNG Ltd.	258,835	788,121
PNB Housing Finance Ltd.	25,989	263,658
PNC Infratech Ltd.	39,746	110,287
Pondy Oxides & Chemicals Ltd.	3,672	53,066
Power Finance Corp. Ltd.	437,904	1,782,197
Power Mech Projects Ltd.	3,410	91,016
Prakash Industries Ltd.	44,580	69,470
Pricol Ltd.	28,946	202,170
Prince Pipes & Fittings Ltd.	3,796	11,743
Prism Johnson Ltd.(1)	17,007	26,012
PTC India Ltd.	119,175	210,876
Quess Corp. Ltd.	18,651	44,912
Railtel Corp. of India Ltd.	49,019	186,478
Rain Industries Ltd.	48,778	59,552
Ramco Cements Ltd.	39,260	456,584
Ramkrishna Forgings Ltd.	28,820	177,714

Rane Holdings Ltd.	3,225	51,016
Rashtriya Chemicals & Fertilizers Ltd.	32,956	52,308
Raymond Lifestyle Ltd.(1)	8,304	104,215
Raymond Ltd.(1)	10,381	56,281
Raymond Realty Ltd.(1)	10,381	58,596
RBL Bank Ltd.	257,229	902,013
REC Ltd.	533,193	2,160,880
Redington Ltd.	102,736	324,324
Reliance Power Ltd.(1)	587,154	263,833
Religare Enterprises Ltd.(1)	73,378	204,017
Repco Home Finance Ltd.	27,990	131,120
Restaurant Brands Asia Ltd.(1)	23,916	16,695
Rhi Magnesita India Ltd.	3,248	16,873
RITES Ltd.	28,436	75,669
Rolex Rings Ltd.(1)	9,690	11,077
RPG Life Sciences Ltd.	1,481	37,813
Rupa & Co. Ltd.	11,092	21,796
SAMHI Hotels Ltd.(1)	26,195	57,614
Sammaan Capital Ltd.(1)	141,669	244,312
Samvardhana Motherson International Ltd.	757,773	989,339
Sanghi Industries Ltd.(1)	11,763	8,381
Sanghvi Movers Ltd.	17,142	64,035
Sanofi India Ltd.	2,035	99,878
Sansera Engineering Ltd.	20,942	410,886
Sarda Energy & Minerals Ltd.	49,853	273,505
Satia Industries Ltd.	7,648	5,787
Satin Creditcare Network Ltd.(1)	27,482	47,360
SBFC Finance Ltd.(1)	183,400	222,895
SBI Cards & Payment Services Ltd.	33,618	331,565
SEAMEC Ltd.(1)	1,351	14,545
SH Kelkar & Co. Ltd.	16,969	32,634
Sharda Cropchem Ltd.	934	9,048
Share India Securities Ltd.	36,311	69,362
Shipping Corp. of India Land & Assets Ltd.	12,981	6,925
Shipping Corp. of India Ltd.	98,450	255,768
Shree Cement Ltd.	396	117,109
Shriram Finance Ltd.	399,404	3,817,229
Shriram Pistons & Rings Ltd.	6,636	194,136
Shyam Metalics & Energy Ltd.	35,910	327,539
Siyaram Silk Mills Ltd.	1,138	9,197
SKF India Industrial Ltd.(1)	319	9,317
SKF India Ltd.	319	6,861
SMC Global Securities Ltd.	49,000	33,958
Sobha Ltd.	8,417	144,993
Sonata Software Ltd.	21,712	87,081
South Indian Bank Ltd.	745,989	331,006
Southern Petrochemical Industries Corp. Ltd.	13,120	12,370
Speciality Restaurants Ltd.	6,760	9,510
SRF Ltd.	11,511	377,841
Star Cement Ltd.	40,431	102,218
State Bank of India, GDR	14,473	1,590,922
Sterling Tools Ltd.	10,695	33,741
Stove Kraft Ltd.	3,879	26,618
Strides Pharma Science Ltd.	15,628	153,947
Sudarshan Chemical Industries Ltd.	7,929	89,928

Sun Pharmaceutical Industries Ltd.	11,584	237,625
Sun TV Network Ltd.	43,327	269,866
Sunflag Iron & Steel Co. Ltd.	6,209	17,693
Supreme Industries Ltd.	9,151	348,189
Supreme Petrochem Ltd.	14,619	105,078
Surya Roshni Ltd.	40,658	119,936
Suryoday Small Finance Bank Ltd.(1)	20,262	32,129
Swaraj Engines Ltd.	1,833	76,627
TAJGVK Hotels & Resorts Ltd.	13,190	59,954
Tamil Nadu Newsprint & Papers Ltd.	14,869	23,987
Tamilnadu Petroproducts Ltd.	8,337	9,776
Tanla Platforms Ltd.	12,725	78,984
Tata Chemicals Ltd.	62,011	556,387
Tata Motors Ltd./new(1)	5,470	21,526
Tata Motors Passenger Vehicles Limited	5,470	21,898
Tata Steel Ltd.	2,227,428	4,195,007
Tech Mahindra Ltd.	149,632	2,548,818
Thermax Ltd.	774	25,352
Thirumalai Chemicals Ltd.(1)	8,400	22,137
Time Technoplast Ltd.	52,644	118,282
Titagarh Rail System Ltd.	25,526	236,921
Tourism Finance Corp. of India Ltd.	147,090	120,279
Tracxn Technologies Ltd.(1)	29,864	15,426
TransIndia Real Estate Ltd.(1)	9,396	2,781
Transport Corp. of India Ltd.	1,955	23,917
Trident Ltd.	106,553	33,817
Triveni Turbine Ltd.	15,888	95,629
Tube Investments of India Ltd.	4,947	154,276
TV Today Network Ltd.	8,203	12,698
TVS Srichakra Ltd.	401	21,122
Uflex Ltd.	4,366	23,953
Ugar Sugar Works Ltd.(1)	8,924	4,060
Ujjivan Small Finance Bank Ltd.(1)	409,138	249,286
UltraTech Cement Ltd.	2,930	380,957
Union Bank of India Ltd.	639,922	1,100,843
Usha Martin Ltd.	8,471	40,692
UTI Asset Management Co. Ltd.	12,909	165,140
Valiant Organics Ltd.(1)	587	1,663
Vardhman Textiles Ltd.	20,758	102,090
Varroc Engineering Ltd.	26,103	193,106
Vedanta Ltd.	205,143	1,210,685
Venky's India Ltd.	72	1,085
Vishnu Chemicals Ltd.	3,715	21,904
VLS Finance Ltd.	6,312	21,846
V-Mart Retail Ltd.(1)	536	4,701
VRL Logistics Ltd.	16,400	49,838
Welspun Corp. Ltd.	42,400	407,223
Welspun Enterprises Ltd.	19,561	115,272
Welspun Living Ltd.	23,059	38,641
West Coast Paper Mills Ltd.	9,632	46,482
Wockhardt Ltd.(1)	21,069	291,795
Wonderla Holidays Ltd.	1,022	6,403
Yes Bank Ltd.(1)	257,765	66,282
		166,104,133

Indonesia — 1.6%
ABM Investama Tbk. PT	215,600	37,804
Adaro Andalan Indonesia PT	859,834	387,678
Alamtri Minerals Indonesia Tbk. PT	3,095,700	236,450
Alamtri Resources Indonesia Tbk. PT	4,015,200	436,848
Aneka Tambang Tbk. PT	28,800	5,033
Astra International Tbk. PT	5,601,100	2,206,275
Bank BTPN Syariah Tbk. PT	204,100	16,131
Bank Mandiri Persero Tbk. PT	8,268,800	2,401,770
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	390,700	18,768
Bank Rakyat Indonesia Persero Tbk. PT	5,012,700	1,110,343
Bank Tabungan Negara Persero Tbk. PT	599,600	43,099
Buana Lintas Lautan Tbk. PT(1)	905,400	16,417
Bukit Asam Tbk. PT	1,755,600	243,587
Buma Internasional Grup Tbk. PT(1)	2,928,500	56,954
Charoen Pokphand Indonesia Tbk. PT	1,200	334
Darma Henwa Tbk. PT(1)	10,899,900	283,187
Dharma Polimetal Tbk. PT	468,500	29,122
Dharma Satya Nusantara Tbk. PT	3,552,900	361,823
Elnusa Tbk. PT	1,877,600	56,909
Energi Mega Persada Tbk. PT(1)	1,830,200	108,279
Erajaya Swasembada Tbk. PT	985,900	24,528
ESSA Industries Indonesia Tbk. PT	241,600	9,001
Gajah Tunggal Tbk. PT	983,300	61,999
Harum Energy Tbk. PT(1)	83,500	5,045
Indah Kiat Pulp & Paper Tbk. PT	33,400	17,614
Indika Energy Tbk. PT	8,700	916
Indo Tambangraya Megah Tbk. PT	274,200	363,251
Indosat Tbk. PT	85,600	12,296
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	290,000	9,494
Japfa Comfeed Indonesia Tbk. PT	1,972,900	289,368
Jasa Marga Persero Tbk. PT	798,800	166,503
Medco Energi Internasional Tbk. PT	3,043,800	242,384
Media Nusantara Citra Tbk. PT(1)	18,900	293
Mitra Adiperkasa Tbk. PT	1,086,900	80,358
Mitra Pinasthika Mustika Tbk. PT	18,000	1,038
PP Persero Tbk. PT(1)	22,000	478
Samudera Indonesia Tbk. PT	1,378,000	25,328
Sawit Sumbermas Sarana Tbk. PT	558,400	53,435
Semen Indonesia Persero Tbk. PT	303,500	53,059
Siloam International Hospitals Tbk. PT(1)	88,300	13,043
Sumber Tani Agung Resources Tbk. PT	377,300	31,040
Surya Semesta Internusa Tbk. PT	1,750,600	197,350
Telkom Indonesia Persero Tbk. PT, ADR(2)	111,081	2,393,796
Timah Tbk. PT	1,708,000	334,888
Triputra Agro Persada PT	1,471,000	149,291
United Tractors Tbk. PT	534,400	899,661
XLSMART Telecom Sejahtera Tbk. PT	2,230,900	386,977
		13,879,245
Kuwait — 0.4%
A'ayan Leasing & Investment Co. KSCP	175,117	120,385
Kuwait Finance House KSCP	522,187	1,354,304
Kuwait International Bank KSCP	212,128	182,500
National Bank of Kuwait SAKP	406,759	1,330,763
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	96,406	49,298
		3,037,250

Malaysia — 1.6%
Aeon Co. M Bhd.	66,900	17,337
Alliance Bank Malaysia Bhd.	260,523	290,616
AMMB Holdings Bhd.	984,900	1,419,272
Axiata Group Bhd.(2)	557,700	325,807
Bank Islam Malaysia Bhd.	157,000	87,421
Berjaya Corp. Bhd.(1)	412,870	28,023
Bermaz Auto Bhd.	56,400	7,725
Bumi Armada Bhd.	590,200	42,823
Cahya Mata Sarawak Bhd.	84,500	28,906
CELCOMDIGI Bhd.(2)	413,800	328,654
Chin Hin Group Bhd.(1)	45,600	22,733
CIMB Group Holdings Bhd.(2)	1,508,404	2,794,753
Dayang Enterprise Holdings Bhd.	152,900	59,204
DRB-Hicom Bhd.	107,900	27,967
Ekovest Bhd.(1)	360,400	27,119
Fraser & Neave Holdings Bhd.	1,900	15,879
Genting Bhd.	515,100	408,019
Genting Malaysia Bhd.	357,900	203,601
HAP Seng Consolidated Bhd.	40,600	28,128
Hengyuan Refining Co. Bhd.(1)	49,400	8,965
Hibiscus Petroleum Bhd.	212,140	73,890
IJM Corp. Bhd.	384,100	215,087
Insas Bhd.	6,100	1,255
Jaya Tiasa Holdings Bhd.	276,200	70,927
Kelington Group Bhd.	71,100	91,491
Kossan Rubber Industries Bhd.	112,700	30,006
KSL Holdings Bhd.	28,705	19,910
Kuala Lumpur Kepong Bhd.	17,589	86,037
Lingkaran Trans Kota Holdings Bhd.(1)	10,000	10
Mah Sing Group Bhd.	288,200	71,989
Malayan Banking Bhd.	1,088,560	2,611,692
Malaysia Smelting Corp. Bhd.	51,800	18,195
Malaysian Pacific Industries Bhd.	10,300	79,805
Malaysian Resources Corp. Bhd.	246,700	24,201
Matrix Concepts Holdings Bhd.	349,800	115,143
MBSB Bhd.	256,000	43,697
Mega First Corp. Bhd.	179,900	145,892
MISC Bhd.	151,200	275,047
Pecca Group Bhd.	65,300	24,493
Perak Transit Bhd.	69,000	4,346
Perdana Petroleum Bhd.(1)	287,300	10,435
Public Bank Bhd.	1,182,100	1,244,981
RHB Bank Bhd.	398,921	671,206
Sarawak Oil Palms Bhd.	22,350	20,767
Scientex Bhd.	10,000	8,378
SD Guthrie Bhd.	166,000	209,401
Shin Yang Group Bhd.(1)	175,300	38,232
Sime Darby Property Bhd.	789,700	266,040
Solarvest Holdings Bhd.(1)	43,700	30,192
SP Setia Bhd. Group	415,600	81,621
Supermax Corp. Bhd.(1)	123,224	11,020
Syarikat Takaful Malaysia Keluarga Bhd.	14,700	12,035
Ta Ann Holdings Bhd.	19,100	19,693
TASCO Bhd.	6,400	768

Telekom Malaysia Bhd.	181,200	325,522
Teo Seng Capital Bhd.	105,958	24,249
TH Plantations Bhd.	130,800	17,111
TSH Resources Bhd.	185,600	58,430
Unisem M Bhd.	104,500	82,073
United Plantations Bhd.	46,050	314,662
Vantris Energy Bhd.(1)	3,135	290
Velesto Energy Bhd.	1,494,600	83,341
Wasco Bhd.	74,400	17,651
WCT Holdings Bhd.(1)	292,400	44,283
Yinson Holdings Bhd.	142,156	80,599
		13,849,045
Mexico — 1.9%
Alpek SAB de CV(1)	25,416	12,624
America Movil SAB de CV, ADR	136,667	3,154,274
Banco del Bajio SA	321,574	838,858
Controladora Alpek SAB de CV(1)(2)	6,444	993
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	43,710	319,083
Fomento Economico Mexicano SAB de CV, ADR	10,859	1,041,813
GCC SAB de CV	11,245	111,031
Gentera SAB de CV	660,928	1,542,442
Gruma SAB de CV, B Shares	2,406	42,605
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10	2,375
Grupo Comercial Chedraui SA de CV	4,121	29,604
Grupo Financiero Banorte SAB de CV, Class O	451,129	4,301,514
Grupo Traxion SAB de CV(1)	11,911	9,170
Industrias Penoles SAB de CV(1)	45,234	1,903,185
Megacable Holdings SAB de CV	374,307	1,056,797
Nemak SAB de CV(1)	827,028	175,790
Qualitas Controladora SAB de CV(2)	60,152	600,567
Regional SAB de CV	114,118	848,917
		15,991,642
Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	111,200	51,694
ACEN Corp.	29,310	1,256
Alliance Global Group, Inc.	273,900	32,857
Apex Mining Co., Inc.	291,300	53,266
Ayala Land, Inc.	1,610,700	559,535
BDO Unibank, Inc.	587,454	1,313,218
Converge Information & Communications Technology Solutions, Inc.	652,000	173,620
DMCI Holdings, Inc.	759,800	135,939
First Gen Corp.	11,100	3,175
Globe Telecom, Inc.	1,359	37,140
GT Capital Holdings, Inc.	20,130	198,916
JG Summit Holdings, Inc.	14,870	5,527
LT Group, Inc.	620,900	159,436
Metropolitan Bank & Trust Co.	738,210	830,804
Nickel Asia Corp.	100,800	6,275
Philippine National Bank	52,370	48,918
PLDT, Inc., ADR	40	894
Puregold Price Club, Inc.	183,100	131,233
Robinsons Land Corp.	225,400	61,267
Robinsons Retail Holdings, Inc.	19,230	10,815
Security Bank Corp.	186,270	219,248
Semirara Mining & Power Corp.	249,800	123,898

Universal Robina Corp.	102,880	110,599
		4,269,530
Poland — 1.3%
Alior Bank SA	39,585	1,120,829
Bank Handlowy w Warszawie SA	3,722	105,465
Bank Millennium SA(1)	202,607	866,543
Bank Polska Kasa Opieki SA	40,810	2,239,161
Grupa Kety SA	4,542	1,197,388
Jastrzebska Spolka Weglowa SA(1)	210	1,372
LPP SA	153	713,231
Orange Polska SA	268,531	709,040
ORLEN SA	132,175	3,403,560
Pepco Group NV	63,074	462,708
Text SA	10	115
XTB SA	25,579	494,882
		11,314,294
Qatar — 0.1%
Qatar National Bank QPSC	248,298	1,234,134
Russia(3) — 0.0%
Globaltrans Investment PLC, GDR(1)	15,648	2
LUKOIL PJSC(1)	7,931	—
Novolipetsk Steel PJSC(1)	70,860	—
VTB Bank PJSC(1)	30,520	—
		2
Saudi Arabia — 1.2%
Abdullah Al Othaim Markets Co.	57,445	104,131
Ades Holding Co.	97,051	440,410
Al Majed for Oud Co.	3,802	136,931
Al-Dawaa Medical Services Co.	3,712	56,108
Amlak International Finance Co.(1)	23,893	74,978
Arab National Bank	49,285	291,474
Arabian Cement Co.	6,711	37,823
Arabian Contracting Services Co.(1)	1,438	45,207
Arabian Drilling Co.	5,119	125,323
Arabian Internet & Communications Services Co.	3,114	186,602
Bank Al-Jazira(1)	134,679	415,477
Banque Saudi Fransi	65,400	286,710
Etihad Etisalat Co.	13,797	231,311
Middle East Healthcare Co.	5,939	63,351
Mobile Telecommunications Co. Saudi Arabia	46,757	133,892
Modern Mills Co.	3,483	29,671
Nahdi Medical Co.	7,040	186,522
Najran Cement Co.(1)	20,594	38,154
Riyad Bank	101,635	699,097
Riyadh Cement Co.	20,300	127,160
SABIC Agri-Nutrients Co.	19,945	620,060
Saudi Aramco Base Oil Co.	7,688	176,490
Saudi Awwal Bank	77,659	634,538
Saudi Investment Bank	31,686	109,511
Saudi Kayan Petrochemical Co.(1)	374,623	517,855
Saudi National Bank	218,576	2,151,304
Saudi Telecom Co.	181,637	2,067,166
United International Holding Co.(1)	1,587	66,196
		10,053,452

South Africa — 3.9%
Absa Group Ltd.	181,168	2,207,071
AECI Ltd.	55,437	285,826
Afrimat Ltd.	318	689
Aspen Pharmacare Holdings Ltd.	64,311	357,239
Astral Foods Ltd.	14,476	213,434
Coronation Fund Managers Ltd.	10,714	30,173
DataTec Ltd.	25,047	118,601
DRDGOLD Ltd.	20,774	61,715
E Media Holdings Ltd.	6,556	736
Exxaro Resources Ltd.	32,565	330,559
FirstRand Ltd.	479,975	2,290,511
Foschini Group Ltd.	96,945	474,863
Gold Fields Ltd., ADR	108,175	4,639,626
KAP Ltd.(1)(2)	436,358	42,855
Kumba Iron Ore Ltd.(2)	9,692	189,052
Life Healthcare Group Holdings Ltd.	116,541	73,774
Merafe Resources Ltd.	366,791	23,358
Motus Holdings Ltd.	79,240	528,545
MTN Group Ltd.	406,062	3,753,081
Nedbank Group Ltd.	102,971	1,541,353
NEPI Rockcastle NV(1)	142,383	1,218,956
Netcare Ltd.	93,827	84,136
Ninety One Ltd.	49,167	134,025
Old Mutual Ltd.	1,677,785	1,367,262
Omnia Holdings Ltd.	57,257	256,385
PPC Ltd.	380,466	121,056
Raubex Group Ltd.	28,285	66,610
Reinet Investments SCA	39,907	1,350,771
Remgro Ltd.	15,800	160,584
Sappi Ltd.(2)	196,535	257,515
Sasol Ltd., ADR(1)(2)	107,136	696,384
Shoprite Holdings Ltd.	18,628	298,902
Sibanye Stillwater Ltd., ADR(1)	293,667	3,914,581
Standard Bank Group Ltd.	228,037	3,525,179
Sun International Ltd.	20,611	47,270
Super Group Ltd.	119,594	132,919
Telkom SA SOC Ltd.	151,610	442,242
Thungela Resources Ltd.(2)	81,016	383,732
Tiger Brands Ltd.(2)	4,839	101,689
Truworths International Ltd.	118,310	383,601
Valterra Platinum Ltd.	121	8,403
Vodacom Group Ltd.	130,968	1,026,943
Wilson Bayly Holmes-Ovcon Ltd.	30	264
		33,142,470
South Korea — 12.5%
Aekyung Chemical Co. Ltd.	2,849	20,097
Asiana Airlines, Inc.(1)	9,961	55,861
BGF retail Co. Ltd.	5,218	385,131
BH Co. Ltd.	8,811	107,827
Binggrae Co. Ltd.	1,158	57,795
BNK Financial Group, Inc.	111,256	1,141,897
Byucksan Corp.	10,363	12,089
Cheil Worldwide, Inc.	7,475	115,272
CJ CGV Co. Ltd.(1)	36,303	141,377

CJ CheilJedang Corp.	3,879	554,081
CJ Corp.	3,041	364,299
CJ ENM Co. Ltd.(1)	8,877	384,085
CJ Logistics Corp.	4,456	277,354
Cosmax, Inc.	1,858	209,984
Coway Co. Ltd.	15,115	886,367
Cuckoo Homesys Co. Ltd.	777	13,171
Daesang Corp.	8,128	116,903
Daewoong Co. Ltd.	8,210	133,813
Daishin Securities Co. Ltd.	1,990	36,726
Daou Data Corp.	1,498	17,345
Daou Technology, Inc.	20,388	497,768
DB HiTek Co. Ltd.	792	34,325
DB Insurance Co. Ltd.	13,573	1,152,757
DL E&C Co. Ltd.	7,974	218,947
DL Holdings Co. Ltd.	5,886	157,294
Dongjin Semichem Co. Ltd.	18,940	468,004
Dongkuk Holdings Co. Ltd.	1,826	9,266
Doosan Tesna, Inc.	1,825	55,910
F&F Co. Ltd.	2,278	112,873
GOLFZON Co. Ltd.	1,071	44,043
GS Holdings Corp.	16,938	650,815
GS P&L Co. Ltd.(1)	2,264	70,607
GS Retail Co. Ltd.	14,951	219,378
Han Kuk Carbon Co. Ltd.	10,954	203,644
Hana Financial Group, Inc.	114,792	7,303,634
Hana Micron, Inc.(1)	7,180	126,161
Hanil Cement Co. Ltd.	7,001	83,851
Hankook & Co. Co. Ltd.	8,429	171,256
Hankook Tire & Technology Co. Ltd.	30,484	1,275,736
Hansae Co. Ltd.	1,224	10,755
Hansol Technics Co. Ltd.	21,785	91,287
Hanwha Aerospace Co. Ltd.	9,039	5,247,020
Hanwha Corp.	18,928	1,025,018
Hanwha Corp., Preference Shares	9,350	229,030
Hanwha General Insurance Co. Ltd.(1)	32,298	115,490
Hanwha Life Insurance Co. Ltd.(1)	115,080	235,973
Hanwha Vision Co. Ltd.(1)	9,337	276,605
Harim Holdings Co. Ltd.	18,552	106,056
HD Hyundai Co. Ltd.	28,060	3,758,896
HD Hyundai Construction Equipment Co. Ltd.	5,650	361,498
HD Hyundai Infracore Co. Ltd.(1)	54,314	541,435
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	12,237	3,418,233
HDC Hyundai Development Co-Engineering & Construction, E Shares	11,880	158,856
Hite Jinro Co. Ltd.	5,123	65,607
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	17,003
HL Holdings Corp.(1)	774	24,981
HL Mando Co. Ltd.	8,389	266,528
HMM Co. Ltd.	3,244	42,322
HS Hyosung Advanced Materials Corp.	1,247	167,445
Hwa Shin Co. Ltd.	5,675	31,499
Hyosung Corp.	3,406	303,507
Hyosung TNC Corp.	1,597	241,076
HYUNDAI Corp.	2,071	31,284
Hyundai Department Store Co. Ltd.	7,888	490,326

Hyundai Elevator Co. Ltd.	1,854	109,726
Hyundai Glovis Co. Ltd.	12,699	1,422,616
Hyundai Marine & Fire Insurance Co. Ltd.(1)	28,682	587,458
Hyundai Motor Co.	28,484	5,072,901
Hyundai Steel Co.	61,869	1,274,602
Hyundai Wia Corp.	10,935	463,114
iM Financial Group Co. Ltd.	49,577	483,233
Industrial Bank of Korea	108,823	1,523,311
Innocean Worldwide, Inc.	3,794	46,822
Interflex Co. Ltd.(1)	3,997	29,480
INTOPS Co. Ltd.	443	4,353
IS Dongseo Co. Ltd.	985	11,975
JB Financial Group Co. Ltd.	66,626	1,094,772
KB Financial Group, Inc., ADR	78,434	6,673,949
KC Co. Ltd.	1,649	28,199
KCC Corp.	668	190,011
KEPCO Plant Service & Engineering Co. Ltd.	2,768	100,536
KG Dongbusteel	15,429	56,850
KG Eco Solution Co. Ltd.	9,800	38,561
Kia Corp.	64,101	4,980,615
KISCO Corp.(1)	1,013	6,949
KIWOOM Securities Co. Ltd.	6,026	1,123,244
Kolon Industries, Inc.	8,747	243,352
KoMiCo Ltd.	1,848	109,559
Korea Circuit Co. Ltd.(1)	204	4,363
Korea Electric Terminal Co. Ltd.	1,528	64,469
Korea Investment Holdings Co. Ltd.	13,260	1,449,783
Korea Line Corp.(1)	53,816	62,833
Korean Air Lines Co. Ltd.	48,816	727,884
Korean Reinsurance Co.	67,326	530,852
KT Corp.	24,264	834,153
Kumho Petrochemical Co. Ltd.	451	35,932
Kumho Tire Co., Inc.(1)	67,620	270,240
Kyung Dong Navien Co. Ltd.	2,946	119,008
LB Semicon, Inc.(1)	404	1,236
LG Chem Ltd.	18,594	4,738,302
LG Display Co. Ltd., ADR(1)	187,958	813,858
LG Electronics, Inc.	29,104	1,698,463
LG Innotek Co. Ltd.	10,250	1,657,939
LG Uplus Corp.	144,393	1,479,971
LIG Nex1 Co. Ltd.	3,653	954,539
Lotte Chilsung Beverage Co. Ltd.	2,987	243,628
LOTTE Fine Chemical Co. Ltd.	6,453	200,793
Lotte Rental Co. Ltd.	7,126	155,598
LX International Corp.	17,302	371,777
Mcnex Co. Ltd.	602	11,112
MegaStudyEdu Co. Ltd.	2,275	68,530
Meritz Financial Group, Inc.	37,882	2,805,715
Mirae Asset Life Insurance Co. Ltd.(1)	707	4,483
Namhae Chemical Corp.	3,782	16,935
Neowiz(1)	145	2,493
NEPES Corp.(1)	4,240	49,920
Nexen Tire Corp.	10,178	51,550
NICE Holdings Co. Ltd.(1)	772	7,120
OCI Holdings Co. Ltd.	9,023	640,915

Orion Corp.	7,439	535,007
Orion Holdings Corp.	11,107	153,429
Otoki Corp.	498	131,987
Pan Ocean Co. Ltd.	157,596	404,990
Partron Co. Ltd.	3,398	16,033
Poongsan Corp.	4,530	306,454
POSCO Holdings, Inc., ADR	20,610	1,093,979
Posco International Corp.	10,955	399,523
Samsung E&A Co. Ltd.	46,731	814,410
Samsung Electro-Mechanics Co. Ltd.	172	29,488
Samsung Fire & Marine Insurance Co. Ltd.	7,708	2,528,828
Samsung Heavy Industries Co. Ltd.(1)	5,827	97,699
Samsung Life Insurance Co. Ltd.	964	100,534
Samsung Securities Co. Ltd.	25,266	1,357,406
Samyang Foods Co. Ltd.	173	170,263
SD Biosensor, Inc.	1,247	8,043
SeAH Besteel Holdings Corp.	13,142	249,365
SeAH Steel Corp.	728	59,157
SeAH Steel Holdings Corp.	552	53,105
Sebang Co. Ltd.	1,932	18,149
Sebang Global Battery Co. Ltd.	137	6,247
Seoyon E-Hwa Co. Ltd.	6,370	54,156
Shinhan Financial Group Co. Ltd., ADR	108,347	5,860,489
Shinsegae, Inc.	4,086	605,419
SK Discovery Co. Ltd.	4,401	179,456
SK Eternix Co. Ltd.(1)	6,127	83,985
SK Gas Ltd.	1,634	265,854
SK Networks Co. Ltd.	17,956	55,895
SK Telecom Co. Ltd., ADR	28,468	574,769
SK, Inc.	1,497	270,943
SL Corp.	11,482	324,032
SNT Dynamics Co. Ltd.	9,584	276,556
SNT Motiv Co. Ltd.	5,106	108,067
S-Oil Corp.(1)	23,637	1,234,744
Soulbrain Co. Ltd.	945	169,203
Sungwoo Hitech Co. Ltd.	25,049	115,554
TES Co. Ltd.	8,605	232,266
Tongyang Life Insurance Co. Ltd.(1)	20,226	93,329
Unid Co. Ltd.	2,655	118,103
Woongjin Thinkbig Co. Ltd.	34,827	32,866
Woori Financial Group, Inc.	301,848	5,468,184
Youngone Corp.	6,692	399,106
Youngone Holdings Co. Ltd.	2,887	326,601
Yuanta Securities Korea Co. Ltd.	12,496	31,737
		106,311,465
Taiwan — 21.0%
Ability Enterprise Co. Ltd.(2)	87,344	223,904
AcBel Polytech, Inc.	321,497	395,420
ACES Electronic Co. Ltd.	127,000	253,869
Acon Holding, Inc.(1)	9,000	1,698
Acter Group Corp. Ltd.	76,000	1,690,928
ADATA Technology Co. Ltd.	358,759	2,039,080
Advanced International Multitech Co. Ltd.	48,000	104,235
Advanced Power Electronics Corp.	2,000	5,947
Advanced Wireless Semiconductor Co.	40,000	132,365

Advancetek Enterprise Co. Ltd.(2)	182,000	192,434
AIC, Inc.	19,000	182,665
Air Asia Co. Ltd.(2)	20,000	32,541
Alchip Technologies Ltd.	12,000	1,268,748
Alexander Marine Co. Ltd.	4,217	26,520
Allied Circuit Co. Ltd.	2,156	12,292
Allied Supreme Corp.	13,000	88,984
Alltek Technology Corp.	110,800	117,360
Alltop Technology Co. Ltd.	9,000	69,374
Alpha Networks, Inc.	15,000	14,232
Altek Corp.	98,103	136,348
Amazing Microelectronic Corp.	161	411
Ambassador Hotel	38,000	52,730
Ampire Co. Ltd.	24,000	19,476
AMPOC Far-East Co. Ltd.	24,376	73,105
AmTRAN Technology Co. Ltd.	120,625	58,344
Anji Technology Co. Ltd.(1)	3,059	3,379
Anpec Electronics Corp.	27,000	207,926
Apacer Technology, Inc.	20,000	63,995
Apex Dynamics, Inc.	3,000	61,458
Apex International Co. Ltd.(1)	13,524	9,506
Arcadyan Technology Corp.	37,000	216,130
Ardentec Corp.(2)	444,000	1,295,873
Argosy Research, Inc.	22,000	117,427
ASE Technology Holding Co. Ltd., ADR	165,725	2,477,589
Asia Cement Corp.	56,000	69,289
Asia Polymer Corp.	92,000	38,448
ASolid Technology Co. Ltd.(1)	10,000	21,717
Asustek Computer, Inc.	125,000	2,398,851
AUO Corp.(1)(2)	658,400	244,007
Avalue Technology, Inc.	16,000	50,293
Avermedia Technologies	49,000	56,957
Axiomtek Co. Ltd.	25,000	61,751
Azurewave Technologies, Inc.	70,000	145,796
Bafang Yunji International Co. Ltd.	10,000	62,017
Bank of Kaohsiung Co. Ltd.	154,891	59,755
Basso Industry Corp.	34,000	35,988
BES Engineering Corp.(1)	152,293	70,195
B'in Live Co. Ltd.	11,355	31,536
Bioteque Corp.	1,000	4,001
Bizlink Holding, Inc.(2)	11,108	572,164
Bonny Worldwide Ltd.	6,000	30,357
Brighton-Best International Taiwan, Inc.	133,000	144,421
Brillian Network & Automation Integrated System Co. Ltd.	29,000	206,929
Capital Futures Corp.	39,709	63,181
Capital Securities Corp.	93,000	75,354
Career Technology MFG. Co. Ltd.(1)	3,753	1,930
Catcher Technology Co. Ltd.(2)	114,000	730,274
Cathay Financial Holding Co. Ltd.(2)	3,721,624	7,619,189
Central Reinsurance Co. Ltd.	213,406	178,578
Chailease Holding Co. Ltd.(2)	112,200	368,684
Chain Chon Industrial Co. Ltd.	35,000	11,443
Chang Hwa Commercial Bank Ltd.	1,794,354	1,155,600
Channel Well Technology Co. Ltd.(2)	76,000	174,586
Charoen Pokphand Enterprise	62,000	282,624

Chenbro Micom Co. Ltd.(2)	47,000	1,447,941
Cheng Loong Corp.	112,000	66,244
Cheng Mei Materials Technology Corp.(1)	56,871	24,121
Cheng Shin Rubber Industry Co. Ltd.	708,000	718,024
Cheng Uei Precision Industry Co. Ltd.	114,000	142,757
Chenming Electronic Technology Corp.(2)	33,000	138,789
Chia Chang Co. Ltd.	7,000	8,506
Chicony Electronics Co. Ltd.	74,000	283,342
Chicony Power Technology Co. Ltd.	23,000	71,690
Chien Kuo Construction Co. Ltd.	68,000	70,627
China Airlines Ltd.(2)	2,223,000	1,362,184
China Bills Finance Corp.	14,000	7,452
China Container Terminal Corp.	12,000	9,346
China Metal Products	74,000	66,549
China Motor Corp.	9,000	17,314
China Steel Corp.(2)	5,267,000	3,066,369
Chinese Maritime Transport Ltd.(2)	75,000	142,622
Chin-Poon Industrial Co. Ltd.	176,000	175,047
Chipbond Technology Corp.	231,000	392,262
ChipMOS Technologies, Inc.	272,000	371,944
Chong Hong Construction Co. Ltd.	57,000	141,189
Chun Yuan Steel Industry Co. Ltd.	215,000	139,475
Chung Hwa Chemical Industrial Works Ltd.	38,000	49,992
Chung-Hsin Electric & Machinery Manufacturing Corp.	193,000	920,496
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	14,000	11,112
Chunghwa Precision Test Tech Co. Ltd.	4,000	245,748
Clevo Co.	53,000	69,172
CMC Magnetics Corp.	97,960	29,578
Collins Co. Ltd.	42,000	18,078
Compal Electronics, Inc.	755,000	707,661
Compeq Manufacturing Co. Ltd.	731,000	1,945,263
Concord International Securities Co. Ltd.	238,360	114,856
Concord Securities Co. Ltd.(2)	392,475	159,701
Coremax Corp.	6,548	14,306
Co-Tech Development Corp.	4,000	29,410
Creative Sensor, Inc.	27,000	44,781
Cryomax Cooling System Corp.	23,163	32,052
CTBC Financial Holding Co. Ltd.	4,951,000	6,859,743
CTCI Corp.(2)	246,638	262,515
Cub Elecparts, Inc.	21,000	69,029
CviLux Corp.	51,000	121,386
CyberPower Systems, Inc.	25,000	162,419
DA CIN Construction Co. Ltd.	11,200	22,565
Da-Li Development Co. Ltd.(2)	147,572	225,914
Darfon Electronics Corp.	36,000	36,231
Darwin Precisions Corp.	148,500	50,044
Daxin Materials Corp.	3,000	32,321
Depo Auto Parts Ind Co. Ltd.(2)	55,000	244,930
Dimerco Data System Corp.	13,000	48,287
Dimerco Express Corp.	24,351	61,637
Dynamic Holding Co. Ltd.(2)	291,000	1,101,905
Dynapack International Technology Corp.(2)	46,000	390,552
E&R Engineering Corp.(1)	2,000	6,324
Eastech Holding Ltd.(2)	23,000	79,631
Elan Microelectronics Corp.	32,000	135,872

Elite Advanced Laser Corp.	9,000	72,773
Elite Material Co. Ltd.	50,000	2,442,702
Emerging Display Technologies Corp.	30,000	19,967
Ennostar, Inc.(1)	120,000	123,309
Eson Precision Ind Co. Ltd.	21,000	54,900
Eternal Materials Co. Ltd.	183,000	235,126
Eva Airways Corp.(2)	1,754,000	1,908,097
Evergreen International Storage & Transport Corp.	194,000	360,715
Evergreen Marine Corp. Taiwan Ltd.(2)	458,400	2,625,730
Everlight Electronics Co. Ltd.	146,000	241,503
Excelliance Mos Corp.	1,000	2,362
Excelsior Medical Co. Ltd.	29,518	77,242
EZconn Corp.(2)	23,000	875,792
Far Eastern Department Stores Ltd.	517,000	397,238
Far Eastern International Bank	1,534,613	616,580
Far Eastern New Century Corp.	1,204,000	1,082,805
Far EasTone Telecommunications Co. Ltd.	106,000	297,707
Farglory Land Development Co. Ltd.	36,000	69,346
Feedback Technology Corp.	8,640	31,749
First Insurance Co. Ltd.	160,000	143,062
First Steamship Co. Ltd.(1)	90,000	15,847
Fitipower Integrated Technology, Inc.	9,750	44,150
Fittech Co. Ltd.(1)	4,202	11,939
Flytech Technology Co. Ltd.	39,000	119,650
FocalTech Systems Co. Ltd.	36,000	60,844
Forcecon Tech Co. Ltd.	13,008	38,320
Formosa International Hotels Corp.	25,000	152,213
Formosa Optical Technology Co. Ltd.	14,000	44,022
Formosa Taffeta Co. Ltd.	150,000	75,371
Formosan Union Chemical Corp.	17,000	9,079
Foxconn Technology Co. Ltd.(2)	683,000	1,425,753
Foxsemicon Integrated Technology, Inc.	32,000	307,278
Franbo Lines Corp.	221,629	146,729
Froch Enterprise Co. Ltd.	42,000	18,552
FSP Technology, Inc.	4,000	6,930
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,303	4,336
Fu Hua Innovation Co. Ltd.(2)	377,823	234,950
Fubon Financial Holding Co. Ltd.(2)	2,462,859	7,274,262
Fulgent Sun International Holding Co. Ltd.	19,891	70,518
Full Wang International Development Co. Ltd.	3,886	2,487
Fulltech Fiber Glass Corp.(1)(2)	57,593	150,847
Fusheng Precision Co. Ltd.	53,000	410,803
G Shank Enterprise Co. Ltd.	28,591	80,304
Gallant Precision Machining Co. Ltd.	17,000	46,608
Gamania Digital Entertainment Co. Ltd.	34,000	57,943
GEM Services, Inc.	1,000	2,403
Gemtek Technology Corp.	129,000	107,876
General Interface Solution GIS Holding Ltd.(1)	67,000	91,499
Genius Electronic Optical Co. Ltd.	13,000	185,772
Getac Holdings Corp.	58,000	232,275
Giant Manufacturing Co. Ltd.	207,000	664,459
Gigabyte Technology Co. Ltd.	75,000	583,837
Global Brands Manufacture Ltd.(2)	143,587	603,673
Global Lighting Technologies, Inc.	3,000	4,088
Global PMX Co. Ltd.(2)	28,000	103,652

Globalwafers Co. Ltd.	37,000	444,157
Globe Union Industrial Corp.	73,000	23,021
GMI Technology, Inc.(2)	93,362	109,420
Gold Circuit Electronics Ltd.	249,100	5,050,397
Goldsun Building Materials Co. Ltd.	319,000	361,642
Gordon Auto Body Parts(2)	59,000	55,540
Gourmet Master Co. Ltd.	29,000	63,069
Grand Fortune Securities Co. Ltd.	119,600	46,164
Great Tree Pharmacy Co. Ltd.	2,039	6,634
Great Wall Enterprise Co. Ltd.	232,000	384,616
Greatek Electronics, Inc.	105,000	236,949
Group Up Industrial Co. Ltd.	10,000	82,608
Hai Kwang Enterprise Corp.(1)	4,284	1,927
Hannstar Board Corp.	263,160	908,572
HannStar Display Corp.(1)	48,000	11,301
HannsTouch Holdings Co.(1)	44,000	9,703
Hanpin Electron Co. Ltd.	31,000	45,094
Hey Song Corp.	13,000	15,727
Highwealth Construction Corp.(2)	427,350	516,953
Hi-Lai Foods Co. Ltd.	10,000	50,375
Hitron Technology, Inc.(1)	62,000	44,164
Ho Tung Chemical Corp.	23,000	6,028
Holy Stone Enterprise Co. Ltd.	131,500	440,754
Hong Ho Precision Textile Co. Ltd.	46,000	26,851
Hong TAI Electric Industrial	33,000	36,813
Hotai Finance Co. Ltd.	47,300	96,190
Hotai Motor Co. Ltd.	79,000	1,538,495
Hotel Holiday Garden(1)	15,592	5,991
Hsin Ba Ba Corp.	33,000	52,478
HTC Corp.(1)(2)	240,000	382,758
Hua Nan Financial Holdings Co. Ltd.	244,824	229,851
Huaku Development Co. Ltd.	36,960	123,706
Huang Hsiang Construction Corp.	18,442	22,943
Hung Sheng Construction Ltd.	190,000	123,224
Hwacom Systems, Inc.	31,000	36,109
Hwang Chang General Contractor Co. Ltd.(2)	86,868	173,054
IBF Financial Holdings Co. Ltd.	130,315	69,603
I-Chiun Precision Industry Co. Ltd.	37,458	117,750
IEI Integration Corp.	39,000	84,145
IKKA Holdings Cayman Ltd.	12,573	30,550
In Win Development, Inc.	26,000	67,164
Innodisk Corp.	18,037	284,442
Innolux Corp.(2)	1,894,868	819,240
Inpaq Technology Co. Ltd.	35,000	90,775
Integrated Service Technology, Inc.	25,965	87,597
International CSRC Investment Holdings Co.(1)	72,000	23,189
International Games System Co. Ltd.	12,000	284,474
Inventec Corp.(2)	449,000	625,270
Iron Force Industrial Co. Ltd.	296	1,001
ITE Technology, Inc.	116,000	446,322
ITEQ Corp.(2)	222,000	788,383
Jarllytec Co. Ltd.	10,250	30,010
Jean Co. Ltd.	37,843	30,169
Jiin Yeeh Ding Enterprise Co. Ltd.	15,000	41,377
Jinan Acetate Chemical Co. Ltd.(2)	492,520	873,440

Johnson Health Tech Co. Ltd.(2)	46,000	238,009
Jourdeness Group Ltd.	7,000	6,774
JPC connectivity, Inc.	34,000	156,044
JPP Holding Co. Ltd.	30,000	280,085
Kaimei Electronic Corp.	29,000	86,661
Kaori Heat Treatment Co. Ltd.	7,000	115,310
Kedge Construction Co. Ltd.	5,730	16,256
Kenda Rubber Industrial Co. Ltd.	47,000	30,348
Kenmec Mechanical Engineering Co. Ltd.(1)	38,188	76,004
Kerry TJ Logistics Co. Ltd.	38,000	40,996
KGI Financial Holding Co. Ltd.	1,600,575	803,877
KGI Financial Holding Co. Ltd., Preference Shares	59,976	14,735
Kindom Development Co. Ltd.(2)	131,800	138,680
King Polytechnic Engineering Co. Ltd.	23,100	33,268
King Yuan Electronics Co. Ltd.(2)	888,000	6,504,193
Kinik Co.	12,000	123,152
Kinpo Electronics(2)	220,000	158,106
Kinsus Interconnect Technology Corp.	49,000	223,369
KNH Enterprise Co. Ltd.	27,000	14,476
Ko Ja Cayman Co. Ltd.	10,000	11,799
KS Terminals, Inc.	7,000	10,845
Kung Sing Engineering Corp.(1)	232,000	110,942
Kuo Toong International Co. Ltd.	70,000	127,353
Kura Sushi Asia Co. Ltd.	4,000	10,847
Kwong Lung Enterprise Co. Ltd.	11,000	17,183
L&K Engineering Co. Ltd.	132,390	1,927,722
Lealea Enterprise Co. Ltd.(1)	78,000	15,020
Lelon Electronics Corp.	5,000	17,013
Lemtech Holdings Co. Ltd.	12,600	34,239
Leofoo Development Co. Ltd.(1)	66,000	34,930
Li Peng Enterprise Co. Ltd.(1)	244,000	42,414
Lida Holdings Ltd.	23,000	17,346
Life Travel & Tourist Service Co. Ltd.	9,000	32,144
Lingsen Precision Industries Ltd.(1)	42,000	27,057
Lion Travel Service Co. Ltd.	38,000	210,290
Long Bon International Co. Ltd.(1)	235,000	110,519
Longchen Paper & Packaging Co. Ltd.(1)	71,000	25,927
Longwell Co.	34,000	198,076
Lotes Co. Ltd.	20,000	837,978
Lotus Pharmaceutical Co. Ltd.	17,000	169,186
Lumax International Corp. Ltd.	45,000	147,884
Macnica Anstek, Inc.	37,000	79,687
Macnica Galaxy, Inc.(2)	27,000	73,717
Makalot Industrial Co. Ltd.(2)	93,700	946,661
Man Zai Industrial Co. Ltd.	13,650	11,180
Marketech International Corp.(2)	50,000	375,923
Materials Analysis Technology, Inc.	26,414	167,797
Mayer Steel Pipe Corp.	23,200	17,127
Megaforce Co. Ltd.	3,000	3,860
Merry Electronics Co. Ltd.	65,980	216,899
MIN AIK Technology Co. Ltd.	1,000	892
Mirle Automation Corp.	15,000	28,238
MPI Corp.	19,000	1,383,267
My Humble House Hospitality Management Consulting	27,000	31,469
Namchow Holdings Co. Ltd.	73,000	89,244

Nan Liu Enterprise Co. Ltd.	1,000	1,413
Nan Pao Resins Chemical Co. Ltd.	16,000	168,217
Nang Kuang Pharmaceutical Co. Ltd.	11,000	13,374
Nantex Industry Co. Ltd.	9,000	6,758
Nanya Technology Corp.(1)	84,000	392,776
Netronix, Inc.	54,000	225,083
Nexcom International Co. Ltd.	27,000	62,848
Nichidenbo Corp.	28,000	79,418
Niching Industrial Corp.	7,869	13,364
Nien Made Enterprise Co. Ltd.	62,000	737,302
Niko Semiconductor Co. Ltd.	7,346	11,149
Nova Technology Corp.	21,000	119,266
Novatek Microelectronics Corp.(2)	68,000	845,237
O-Bank Co. Ltd.	713,000	206,156
Orient Semiconductor Electronics Ltd.	134,000	201,734
O-TA Precision Industry Co. Ltd.	8,000	18,569
Pacific Construction Co.	63,000	19,262
Pacific Hospital Supply Co. Ltd.	1,000	2,781
Pegatron Corp.	113,000	259,935
PharmaEngine, Inc.	9,000	20,787
Phoenix Silicon International Corp.(2)	148,000	770,166
Pixart Imaging, Inc.(2)	76,000	508,202
Pou Chen Corp.	1,201,000	1,173,200
Powertech Technology, Inc.	473,000	2,373,170
Poya International Co. Ltd.	3,120	43,646
President Chain Store Corp.	64,000	489,017
President Securities Corp.	589,800	460,964
Primax Electronics Ltd.	187,000	491,271
Prince Housing & Development Corp.	83,000	21,908
Promate Electronic Co. Ltd.(2)	99,598	147,782
Prosperity Dielectrics Co. Ltd.	19,000	41,138
Quanta Storage, Inc.	129,000	424,946
Quintain Steel Co. Ltd.(1)	51,353	14,431
Radiant Opto-Electronics Corp.	97,000	372,969
Radium Life Tech Co. Ltd.(1)	395,369	134,917
Raydium Semiconductor Corp.(2)	15,000	103,936
Realtek Semiconductor Corp.	112,000	1,863,810
Rechi Precision Co. Ltd.	180,000	137,494
Rexon Industrial Corp. Ltd.	16,000	14,212
Rich Development Co. Ltd.	120,520	30,744
Rich Honour International Designs Co. Ltd.	10,000	14,853
Richmond International Travel & Tours Co. Ltd.	9,100	24,128
Rodex Fasteners Corp.	11,000	9,751
Roo Hsing Co. Ltd.(1)	7,903	2,660
Roundtop Machinery Industries Co. Ltd.	5,000	3,495
Sakura Development Co. Ltd.	22,800	33,800
San Fang Chemical Industry Co. Ltd.(2)	185,000	199,569
Sanyang Motor Co. Ltd.	157,000	310,819
Scientech Corp.	8,000	81,101
Sea & Land Integrated Corp.	3,400	2,054
Senao Networks, Inc.(2)	27,489	117,246
Sesoda Corp.	149,000	154,179
Shanghai Commercial & Savings Bank Ltd.	91,000	113,460
Sharehope Medicine Co. Ltd.	20,638	15,858
ShenMao Technology, Inc.	16,000	48,962

Shih Her Technologies, Inc.	39,713	200,193
Shih Wei Navigation Co. Ltd.(1)	48,773	28,478
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	3,138
Shin Ruenn Development Co. Ltd.	32,770	59,992
Shin Zu Shing Co. Ltd.(2)	54,693	344,691
Shinkong Insurance Co. Ltd.	121,000	453,153
Sigurd Microelectronics Corp.	417,000	1,338,945
Simplo Technology Co. Ltd.	75,000	820,566
Sincere Navigation Corp.	77,000	65,108
Sinmag Equipment Corp.	6,000	26,582
Sino-American Silicon Products, Inc.	24,000	80,634
Sinon Corp.	156,000	213,085
SinoPac Financial Holdings Co. Ltd.	5,405,672	4,646,046
Sinopower Semiconductor, Inc.	12,000	44,015
Sinyi Realty, Inc.	1,000	724
Sitronix Technology Corp.	5,000	29,090
Siward Crystal Technology Co. Ltd.	27,000	17,791
Softstar Entertainment, Inc.(1)	2,631	3,850
Soft-World International Corp.	21,000	66,384
Solteam, Inc.	18,399	29,521
Speed Tech Corp.	43,000	58,088
Sporton International, Inc.	5,000	25,370
Sports Gear Co. Ltd.	6,000	21,854
Sunonwealth Electric Machine Industry Co. Ltd.	44,000	234,712
Sunrex Technology Corp.	62,000	79,513
Sunspring Metal Corp.	90,000	60,326
Sunty Development Co. Ltd.	43,000	18,852
Superalloy Industrial Co. Ltd.	7,000	9,231
Supreme Electronics Co. Ltd.(2)	163,487	362,637
Swancor Holding Co. Ltd.	81,000	279,645
Symtek Automation Asia Co. Ltd.	10,069	42,977
Syncmold Enterprise Corp.	2,000	4,309
Synnex Technology International Corp.	71,000	142,414
Syscom Computer Engineering Co.	13,000	21,786
T3EX Global Holdings Corp.	5,000	10,682
TA Chen Stainless Pipe	1,017,526	1,203,835
TA-I Technology Co. Ltd.	4,000	7,870
Tai Tung Communication Co. Ltd.	5,000	3,448
Taichung Commercial Bank Co. Ltd.(2)	2,399,679	1,594,989
TaiDoc Technology Corp.	2,000	7,971
Taiflex Scientific Co. Ltd.	34,516	86,709
Taimide Tech, Inc.	2,000	3,491
Tai-Saw Technology Co. Ltd.	19,000	12,651
TAI-TECH Advanced Electronics Co. Ltd.	21,000	108,091
Taiwan Business Bank	3,978,001	2,010,384
Taiwan Cogeneration Corp.	3,610	4,776
Taiwan Fire & Marine Insurance Co. Ltd.	71,400	121,326
Taiwan FU Hsing Industrial Co. Ltd.	43,200	74,072
Taiwan High Speed Rail Corp.	316,000	281,558
Taiwan Hon Chuan Enterprise Co. Ltd.	136,202	556,017
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	38,933	43,213
Taiwan Line Tek Electronic	22,660	15,766
Taiwan Navigation Co. Ltd.	58,000	57,437
Taiwan Paiho Ltd.	177,000	314,808
Taiwan Surface Mounting Technology Corp.	135,000	441,776

Taiwan Takisawa Technology Co. Ltd.	4,000	4,495
Taiwan Union Technology Corp.	62,000	874,384
TBI Motion Technology Co. Ltd.(1)	58,000	65,895
TCC Group Holdings Co. Ltd.	52,000	37,904
Te Chang Construction Co. Ltd.	26,000	54,394
Team Group, Inc.(1)	59,000	249,609
Teco Electric & Machinery Co. Ltd.(2)	195,000	546,355
Test Research, Inc.(2)	42,000	207,284
Thye Ming Industrial Co. Ltd.(1)	33,708	72,537
Tigerair Taiwan Co. Ltd.(1)(2)	54,000	118,804
Ton Yi Industrial Corp.	543,000	324,675
Tong Yang Industry Co. Ltd.	191,000	590,039
Topco Scientific Co. Ltd.	46,866	452,324
Topkey Corp.	29,000	154,512
Topoint Technology Co. Ltd.(2)	122,000	529,288
TPK Holding Co. Ltd.	78,000	103,919
Tripod Technology Corp.	363,000	3,549,941
Trusval Technology Co. Ltd.(2)	18,905	148,631
TS Financial Holding Co. Ltd.	9,737,989	5,604,506
TS Financial Holding Co. Ltd., Preference Shares(1)	1,494,875	442,963
Tsang Yow Industrial Co. Ltd.	20,000	13,611
Tsann Kuen Enterprise Co. Ltd.	28,331	21,164
TSEC Corp.(1)	156,000	66,800
TSRC Corp.	82,000	40,528
TTFB Co. Ltd.	3,633	20,790
Tung Ho Steel Enterprise Corp.	269,000	584,802
Tung Thih Electronic Co. Ltd.	10,160	21,026
TXC Corp.	72,000	192,455
TYC Brother Industrial Co. Ltd.(2)	140,000	218,076
UDE Corp.(2)	43,000	143,808
U-Ming Marine Transport Corp.	178,000	348,793
Unic Technology Corp.	37,000	25,799
Union Bank of Taiwan	608,316	383,054
Union Insurance Co. Ltd.	26,000	24,899
Uni-President Enterprises Corp.	1,422,000	3,469,805
Unitech Printed Circuit Board Corp.	203,273	158,470
United Integrated Services Co. Ltd.	42,000	1,073,639
United Microelectronics Corp.(2)	1,681,000	2,468,133
United Orthopedic Corp.	18,000	69,776
Universal Cement Corp.	101,796	102,100
USI Corp.	102,000	35,632
Utechzone Co. Ltd.	3,000	8,724
Vanguard International Semiconductor Corp.(2)	310,000	897,054
Ventec International Group Co. Ltd.	18,000	51,519
Viking Tech Corp.	11,000	18,033
Wah Lee Industrial Corp.	22,000	74,470
Walsin Technology Corp.	27,000	103,196
Walton Advanced Engineering, Inc.(2)	108,000	127,613
Wan Hai Lines Ltd.(2)	360,850	928,177
Wei Chuan Foods Corp.	7,000	3,313
Well Shin Technology Co. Ltd.	15,000	22,793
Wholetech System Hitech Ltd.	34,000	129,277
Win Semiconductors Corp.	20,000	91,474
Winbond Electronics Corp.(1)	1,294,173	2,402,688
Winstek Semiconductor Co. Ltd.	14,000	44,430

Wisdom Marine Lines Co. Ltd.	365,000	764,005
Wistron Corp.	401,000	1,853,681
WNC Corp.	222,072	723,353
Wonderful Hi-Tech Co. Ltd.	21,000	27,042
Wowprime Corp.	42,790	293,238
WPG Holdings Ltd.	119,000	259,379
WT Microelectronics Co. Ltd.	8,791	40,118
WUS Printed Circuit Co. Ltd.	50,000	190,240
WW Holding, Inc.	6,000	13,663
XinTec, Inc.	4,000	18,565
Xxentria Technology Materials Corp.	7,350	8,816
Yang Ming Marine Transport Corp.(2)	1,064,000	1,766,145
Yankey Engineering Co. Ltd.	8,995	144,470
YC INOX Co. Ltd.(1)	6,379	4,132
YCC Parts Manufacturing Co. Ltd.	11,000	16,049
Yem Chio Co. Ltd.	23,460	10,171
Yen Sun Technology Corp.	20,000	28,198
Yeong Guan Energy Technology Group Co. Ltd.(1)	11,380	6,388
YFY, Inc.	98,000	86,374
Yieh Phui Enterprise Co. Ltd.(1)	269,380	127,929
Youngtek Electronics Corp.	4,000	7,753
Yuanta Financial Holding Co. Ltd.	1,388,248	1,598,784
Yuanta Futures Co. Ltd.(2)	40,062	121,690
Yulon Finance Corp.(2)	63,861	196,096
Yulon Motor Co. Ltd.	123,208	140,554
Yungshin Construction & Development Co. Ltd.(2)	16,000	38,532
YungShin Global Holding Corp.	30,000	54,401
Zenitron Corp.	62,000	71,128
Zero One Technology Co. Ltd.	31,000	116,298
Zhen Ding Technology Holding Ltd.(2)	505,000	2,347,422
Zippy Technology Corp.	5,000	7,971
		178,579,506
Thailand — 1.3%
AAPICO Hitech PCL, NVDR	30,600	11,700
Advanced Info Service PCL, NVDR	242,500	2,317,860
AEON Thana Sinsap Thailand PCL, NVDR	41,800	124,714
Amata Corp. PCL, NVDR	109,300	56,795
AP Thailand PCL, NVDR	87,800	23,486
Asia Plus Group Holdings PCL, NVDR	235,500	15,071
B Grimm Power PCL, NVDR	412,400	183,941
Bangchak Corp. PCL, NVDR	486,800	378,432
Bangchak Sriracha PCL, NVDR(1)	109,800	9,691
Bangkok Chain Hospital PCL, NVDR	17,200	5,324
Bangkok Expressway & Metro PCL, NVDR	801,800	138,437
Banpu PCL, NVDR	3,601,100	504,061
BCPG PCL, NVDR	9,500	2,117
BEC World PCL, NVDR	156,900	9,172
BG Container Glass PCL, NVDR	16,200	1,982
BTS Group Holdings PCL, NVDR(1)	187,500	15,070
Buriram Sugar PCL, NVDR	111,700	12,222
Cal-Comp Electronics Thailand PCL, NVDR	59,000	8,513
Central Plaza Hotel PCL, NVDR	9,400	8,936
CH Karnchang PCL, NVDR	189,600	72,595
Charoen Pokphand Foods PCL, NVDR	1,095,500	691,941
Dynasty Ceramic PCL, NVDR	513,000	20,242

Ekachai Medical Care PCL, NVDR	112,204	17,434
Erawan Group PCL, NVDR	879,400	61,371
G J Steel PCL, NVDR(1)	1,926,300	7,200
GFPT PCL, NVDR	237,300	72,281
Global Power Synergy PCL, NVDR	202,300	221,019
Gunkul Engineering PCL, NVDR	82,300	4,586
Hana Microelectronics PCL, NVDR	239,800	122,885
Ichitan Group PCL, NVDR	195,100	74,006
Interlink Communication PCL, NVDR	14,000	1,985
IRPC PCL, NVDR	1,792,100	55,241
Italian-Thai Development PCL, NVDR(1)	1,023,300	8,281
Jaymart Group Holdings PCL, NVDR	800	178
Karmarts PCL, NVDR	6,534	1,759
KCE Electronics PCL, NVDR	292,200	189,721
KGI Securities Thailand PCL, NVDR	221,200	25,837
Lanna Resources PCL, NVDR	300	142
Major Cineplex Group PCL, NVDR	56,200	11,969
MC Group PCL, NVDR	60,900	20,449
Mega Lifesciences PCL, NVDR	132,400	129,528
Minor International PCL, NVDR	991,800	679,562
MK Restaurants Group PCL, NVDR	59,200	39,564
Muangthai Capital PCL, NVDR	3,400	3,526
Northeast Rubber PCL, NVDR	177,800	23,886
Origin Property PCL, NVDR	1,600	100
Plan B Media PCL, NVDR	315,900	38,692
Polyplex Thailand PCL, NVDR	14,600	3,652
Precious Shipping PCL, NVDR	178,800	35,540
Premier Marketing PCL, NVDR	13,900	4,925
Prima Marine PCL, NVDR	472,900	91,177
Pruksa Holding PCL, NVDR	158,600	18,623
PTG Energy PCL, NVDR	407,200	90,666
PTT Exploration & Production PCL, NVDR	298,700	989,013
PTT Global Chemical PCL, NVDR	625,400	387,722
PTT PCL, NVDR	1,820,000	1,739,890
Regional Container Lines PCL, NVDR	202,800	162,281
Sabina PCL, NVDR	38,100	18,010
Samart Corp. PCL, NVDR	23,500	3,985
SC Asset Corp. PCL, NVDR	43,600	2,129
SCGJWD Logistics PCL, NVDR	300	68
Siam Global House PCL, NVDR	4,855	991
Somboon Advance Technology PCL, NVDR	37,400	16,161
SPCG PCL, NVDR	48,600	13,068
Sri Trang Agro-Industry PCL, NVDR	1,400	501
Srithai Superware PCL, NVDR	354,100	11,552
Srivichai Vejvivat PCL, NVDR	12,700	3,199
Star Petroleum Refining PCL, NVDR	746,000	136,773
Super Energy Corp. PCL, NVDR(1)	2,013,000	6,303
Susco PCL, NVDR	201,200	13,376
SVI PCL, NVDR	27,300	6,148
Thai Oil PCL, NVDR	601,500	655,290
Thai Union Group PCL, NVDR	607,500	245,818
Thaifoods Group PCL, NVDR	749,660	105,442
Thonburi Healthcare Group PCL, NVDR(1)	200	53
Thoresen Thai Agencies PCL, NVDR	513,200	68,602
Tipco Asphalt PCL, NVDR	50,700	21,908

Tisco Financial Group PCL, NVDR	300	988
TOA Paint Thailand PCL, NVDR	70,100	28,302
TPI Polene PCL, NVDR	451,500	9,402
TPI Polene Power PCL, NVDR	126,200	6,788
		11,321,850
Turkey — 0.9%
Akbank TAS(2)	567,151	865,271
Aksa Enerji Uretim AS(1)	116,481	144,546
Albaraka Turk Katilim Bankasi AS	706,728	132,651
Anadolu Anonim Turk Sigorta Sirketi	257,276	136,207
Bera Holding AS(1)	264,901	102,542
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar	48,676	70,408
Dogus Otomotiv Servis ve Ticaret AS	19,497	82,809
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	1,281	396
GSD Holding AS(1)	482,356	48,730
Haci Omer Sabanci Holding AS(2)	278,086	536,479
Is Finansal Kiralama AS(1)	88,750	39,689
Is Yatirim Menkul Degerler AS	257,215	241,902
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	3,872	1,992
KOC Holding AS	144,173	572,161
Marmara Holding AS(1)	1,189,100	54,837
Naturelgaz Sanayi ve Ticaret AS	405,929	94,660
NET Holding AS(1)	92,984	105,095
Pegasus Hava Tasimaciligi AS(1)(2)	57,530	272,427
Polisan Holding AS	299,021	113,633
Sekerbank Turk AS	530,749	101,129
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,185	1,912
TAV Havalimanlari Holding AS(1)	18,999	124,382
Tekfen Holding AS(2)	29,741	47,592
Tera Yatirim Menkul Degerler AS(1)	58,582	358,399
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	6,640,347	186,006
Trust Anadolu Metal Madencilik Isletmeleri AS(1)	7,444	16,580
Turk Hava Yollari AO	88,821	570,447
Turkcell Iletisim Hizmetleri AS, ADR	113,536	634,666
Turkiye Halk Bankasi AS(1)(2)	6,497	5,454
Turkiye Is Bankasi AS, C Shares(2)	1,031,759	329,964
Turkiye Petrol Rafinerileri AS	44,988	206,379
Turkiye Sigorta AS	32,746	9,340
Turkiye Sinai Kalkinma Bankasi AS(1)	587,199	177,881
Turkiye Vakiflar Bankasi TAO, D Shares(1)(2)	423,892	287,508
Ulker Biskuvi Sanayi AS(2)	24,189	63,135
Vakif Finansal Kiralama AS(1)	532,864	25,104
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	72	96
Vestel Elektronik Sanayi ve Ticaret AS(1)(2)	3,084	2,332
Yapi ve Kredi Bankasi AS(1)(2)	499,248	415,222
Zorlu Enerji Elektrik Uretim AS(1)	128,004	9,764
		7,189,727
United Arab Emirates — 0.3%
Dubai Islamic Bank PJSC	375,023	936,676
Emirates NBD Bank PJSC	210,750	1,400,481
GFH Financial Group BSC	480,256	281,258
Space42 PLC(1)	423,941	180,140
		2,798,555
United States — 0.1%
Canadian Solar, Inc.(1)	16,283	442,083
TOTAL COMMON STOCKS (Cost $702,516,415)		855,469,286

WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	8,412	221
Malaysia — 0.0%
Hengyuan Refining Co. Bhd.(1)	12,350	568
PESTEC International Bhd.(1)	1,700	10
Supermax Corp. Bhd.(1)	16,771	507
		1,085
Thailand — 0.0%
Buriram Sugar PCL, NVDR(1)	8,450	11
Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	80
Northeast Rubber PCL, NVDR(1)	29,283	82
Origin Property PCL, NVDR(1)	400	4
		177
TOTAL WARRANTS (Cost $—)		1,483
RIGHTS — 0.0%
India — 0.0%
Allcargo Terminals Ltd.(1)	1,483	117
Philippines — 0.0%
Alliance Global Group, Inc.(1)	68,475	1,030
TOTAL RIGHTS (Cost $—)		1,147
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	535,142	535,142
State Street Navigator Securities Lending Government Money Market Portfolio(4)	11,580,875	11,580,875
TOTAL SHORT-TERM INVESTMENTS (Cost $12,116,017)		12,116,017
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $714,632,432)		867,587,933
OTHER ASSETS AND LIABILITIES — (2.1)%		(18,091,722)
TOTAL NET ASSETS — 100.0%		$849,496,211

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	30.3%
Materials	14.8%
Information Technology	12.7%
Consumer Discretionary	11.6%
Industrials	11.3%
Communication Services	5.7%
Energy	4.5%
Consumer Staples	4.4%
Real Estate	2.1%
Utilities	2.1%
Health Care	1.2%
Short-Term Investments	1.4%
Other Assets and Liabilities	(2.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $69,497,962. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $74,047,687, which includes securities collateral of $62,466,812.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$19,711,914	$18,532,026	—
Chile	2,382,124	4,678,215	—
China	16,121,446	204,011,100	—
Indonesia	2,393,796	11,485,449	—
Mexico	4,517,545	11,474,097	—
Philippines	894	4,268,636	—
South Africa	9,250,591	23,891,879	—
South Korea	15,017,044	91,294,421	—
Taiwan	2,477,589	176,101,917	—
Turkey	634,666	6,555,061	—
United States	442,083	—	—
Other Countries	—	230,226,793	—
Warrants	—	1,483	—
Rights	—	1,147	—
Short-Term Investments	12,116,017	—	—
	$85,065,709	$782,522,224	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.